UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2017

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for the Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2017. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management[3]
Institutional Shares	0.94	0.94
Investor Shares	0.70	0.70
Administrative Shares	0.85	0.85
Participant Shares	0.54	0.54
Agency Shares	0.89	0.89
Dreyfus Government Cash Management[4]
Institutional Shares	0.70	0.70
Investor Shares	0.44	0.44
Administrative Shares	0.59	0.59
Participant Shares	0.29	0.29
Agency Shares	0.64	0.64
Dreyfus Government Securities Cash Management[3]
Institutional Shares	0.62	0.62
Investor Shares	0.36	0.36
Administrative Shares	0.51	0.51
Participant Shares	0.21	0.21
Agency Shares	0.55	0.55
Dreyfus Treasury & Agency Cash Management[3]
Institutional Shares	0.65	0.65
Investor Shares	0.39	0.39
Administrative Shares	0.54	0.54
Participant Shares	0.24	0.24
Agency Shares	0.58	0.58
Premier Shares	0.33	0.33
Dreyfus Treasury Securities Cash Management[3]
Institutional Shares	0.59	0.59
Investor Shares	0.34	0.34
Administrative Shares	0.49	0.49
Participant Shares	0.20	0.20
Agency Shares	0.53	0.53

The Fed Twice Raised Short-Term Interest Rates

The reporting period began in the midst of a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from a new presidential administration. February 2017 saw the addition of 232,000 jobs, a reduction in first-time claims for unemployment benefits, and a decrease in the unemployment rate to 4.7%. Corporate earnings generally exceeded analysts’ expectations, manufacturing activity expanded, and consumer and business confidence remained strong. Oil prices weakened, giving back a portion of their previous gains.

March brought a widely anticipated rate hike from the Federal Reserve Board (the “Fed”), its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate 0.25 percentage points to between 0.75% and 1.00%. Although the unemployment rate fell to 4.5%, job creation declined to 50,000 new positions during the month. U.S. economic growth slowed to a 1.2% annualized rate over the first quarter of 2017, reflecting downturns in personal consumption and business inventory investment.

In April, consumer confidence moderated amid evidence that enactment of the new presidential administration’s proposed reforms into law was far from certain. U.S. manufacturing activity slowed, but corporate earnings continued to exceed analysts’ forecasts, and the labor market rebounded with 207,000 new jobs. The unemployment rate declined to 4.4%, its lowest level in nearly 10 years.

In May, the unemployment rate slid further to 4.3%, a 16-year low, as older workers retired. Indeed, a relatively modest 145,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers. Nonetheless, wage growth generally remained steady, increasing at a rate that was roughly in line with inflation.

The unemployment rate in June ticked slightly higher to 4.4%. 231,000 new jobs were added, driven by employment increases in the health care, social assistance, financial activities, and mining industries. Manufacturing activity continued to expand, with 15 of 18 manufacturing industries reporting growth. The services sector also posted gains during the month. Yet, inflation remained muted as energy prices fell: the Consumer Price Index showed no change compared to the previous month, and prices increased by an average of only 1.6% over the previous 12 months. Nonetheless, the Fed again raised short-term rates by 0.25 percentage points in mid-June, sending the federal funds rate to between 1.00% and 1.25%.

In contrast, the Fed held rates steady at its meeting in July. The economy generated 209,000 new jobs during the month, and the unemployment rate moved lower to 4.3%, due mainly to hiring in the food services, professional and business services, and health care industries. Activity in the manufacturing and services sectors continued to grow in July, but at slower rates than in the previous month. For the second quarter of 2017 overall, the U.S. economy expanded at an estimated 2.6% annualized rate.

Additional Rate Hikes Expected

Despite signs that fiscal and tax reforms may be more difficult to enact than many had anticipated, investors have continued to respond positively to expectations of greater economic growth. Recent comments from members of its Board of Governors suggest that the Fed may further moderate its accommodative monetary policy by beginning to unwind its balance sheet through the sale of U.S. government securities. In addition, many analysts expect the Fed to implement one or more additional rate increases before year-end.

In the rising interest-rate environment, we have continued to maintain each fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
August 15, 2017

Dear Shareholder:

We are pleased to present the semiannual report for the Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2017, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[3]
Institutional Shares	0.55	0.55
Investor Shares	0.32	0.32
Administrative Shares	0.43	0.43
Participant Shares	0.17	0.17
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	0.51	0.51
Investor Shares	0.26	0.26
Administrative Shares	0.41	0.41
Participant Shares	0.11	0.11
Dreyfus AMT-Free Tax Exempt Cash Management[4]
Institutional Shares	0.55	0.55
Investor Shares	0.31	0.31
Administrative Shares	0.41	0.42
Participant Shares	0.14	0.14
Dreyfus California AMT-Free Municipal Cash Management[3]
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Participant Shares	0.01	0.01

Yields of municipal money market instruments rose during the reporting period as the Federal Reserve Board (the “Fed”) implemented two additional increases in the federal funds rate. Supply-and-demand dynamics also contributed to the performance of tax-exempt money market instruments.

Effective July 31, 2017, Participant shares of Dreyfus AMT-Free New York Municipal Cash Management were terminated as a separately designated share class of the fund.

Higher Rates and Robust Demand Drove Market

After spiking higher in the wake of the presidential election in late 2016, yields of tax-exempt money market instruments moderated over the opening months of 2017 in response to changing supply-and-demand dynamics. New municipal note issuance proved steady, and strong investor demand enabled yields to drift lower across the market’s maturity spectrum.

In the spring, strong asset inflows into short-term bond funds and separately managed accounts put additional downward pressure on yields of longer-dated notes, while two more short-term interest-rate hikes from the Fed caused yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”) on which yields are reset weekly. As a result, yield differences narrowed substantially along the market’s maturity spectrum, and yields of one-year notes recently have roughly matched those of seven-day VRDNs.

Throughout the reporting period, short-term tax-exempt instruments provided attractive after-tax yields compared to their taxable counterparts, supporting demand from investors that traditionally have not participated in the municipal money markets.

We have begun to see some deterioration in municipal credit quality after several years of generally sound fiscal conditions. Several states and municipalities have encountered difficulty in balancing their budgets due to stalled growth in tax receipts. States with underfunded pension programs and those whose economies rely on energy production also have faced greater credit pressures. Although California and New York rank among the states with stronger economic and fiscal profiles, they have not been immune to budget pressures stemming from a downturn in tax revenues and uncertainty regarding federal subsidies for the states’ health care programs.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained short weighted-average maturities with a focus on liquidity. The funds were no exception, as we set each fund’s weighted-average maturity in a range that is consistent with industry averages.

We have also maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low-credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

After three rate hikes since December 2016, the Fed left its target for the federal funds rate unchanged between 1.00% and 1.25% at its meeting in July. Still, officials indicated that continued economic growth and a robust labor market would likely lead to additional rate increases in the months ahead. The Fed also indicated that it would begin to “normalize” its balance sheet through the sale of U.S. government securities as it continues to back away from an aggressively accommodative monetary policy.
In light of these developments, we intend to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we are aware that persistently subdued inflationary pressures have kept the Consumer Price Index below the Fed’s target of an annualized 2% rate. Therefore, we believe that rate hikes over the foreseeable future are likely to be gradual, and a focus on preservation of capital and liquidity remains the prudent course for the funds’ management.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
August 15, 2017

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2017 to July 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2017
	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$1.09	$2.28	$1.54	$3.03	$1.34	-
Ending value (after expenses)	$1.004.60	$1,003.40	$1,004.10	$1,002.50	$1,004.30	-
Annualized expense ratio (%)	.22	.46	.31	.61	.27	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.75	$1.99	$1.24	$2.73	$1.04	-
Ending value (after expenses)	$1,003.50	$1,002.20	$1,002.90	$1,001.40	$1,003.20	-
Annualized expense ratio (%)	.15	.40	.25	.55	.21	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.89	$2.18	$1.44	$2.93	$1.24	-
Ending value (after expenses)	$1,003.10	$1,001.80	$1,002.50	$1,001.10	$1,002.70	-
Annualized expense ratio (%)	.18	.44	.29	.59	.25	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.99	$2.23	$1.49	$2.93	$1.29	$2.48
Ending value (after expenses)	$1,003.20	$1,001.90	$1,002.70	$1,001.20	$1,002.90	$1,001.60
Annualized expense ratio (%)	.20	.45	.30	.59	.26	.50
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.89	$2.13	$1.39	$2.83	$1.19	-
Ending value (after expenses)	$1,003.00	$1,001.70	$1,002.40	$1,001.00	$1,002.60	-
Annualized expense ratio (%)	.18	.43	.28	.57	.24	-
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.99	$2.53	$1.84	$3.27	-	-
Ending value (after expenses)	$1,002.80	$1,001.60	$1,002.20	$1,000.80	-	-
Annualized expense ratio (%)	.40	.51	.37	.66	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.64	$2.83	$2.08	$3.62	-	-
Ending value (after expenses)	$1,002.50	$1,001.30	$1,002.00	$1,000.60	-	-
Annualized expense ratio (%)	.33	.57	.42	.73	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.34	$2.48	$2.28	$3.32	-	-
Ending value (after expenses)	$1,002.70	$1,001.60	$1,002.10	$1,000.70	-	-
Annualized expense ratio (%)	.27	.50	.46	.67	-	-
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$4.17	3.92	-	$4.22	-	-
Ending value (after expenses)	$1,000.10	1,000.10	-	$1,000.10	-	-
Annualized expense ratio (%)	.84	.79	-	.85	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2017
	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$1.10	$2.31	$1.56	$3.06	$1.35	-
Ending value (after expenses)	$1,023.70	$1,022.51	$1,023.26	$1,021.77	$1,023.46	-
Annualized expense ratio (%)	.22	.46	.31	.61	.27	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.75	$2.01	$1.25	$2.76	$1.05	-
Ending value (after expenses)	$1,024.05	$1,022.81	$1,023.55	$1,022.07	$1,023.75	-
Annualized expense ratio (%)	.15	.40	.25	.55	.21	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.90	$2.21	$1.45	$2.96	$1.25	-
Ending value (after expenses)	$1,023.90	$1,022.61	$1,023.36	$1,021.87	$1,023.55	-
Annualized expense ratio (%)	.18	.44	.29	.59	.25	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$1.00	$2.26	$1.51	$2.96	$1.30	$2.51
Ending value (after expenses)	$1,023.80	$1,022.56	$1,023.31	$1,021.87	$1,023.51	$1,022.32
Annualized expense ratio (%)	.20	.45	.30	.59	.26	.50
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.90	$2.16	$1.40	$2.86	$1.20	-
Ending value (after expenses)	$1,023.90	$1,022.66	$1,023.41	$1,021.97	$1,023.60	-
Annualized expense ratio (%)	.18	.43	.28	.57	.24	-
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$2.01	$2.56	$1.86	$3.31	-	-
Ending value (after expenses)	$1,022.81	$1,022.27	$1,022.96	$1,021.52	-	-
Annualized expense ratio (%)	.40	.51	.37	.66	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.66	$2.86	$2.11	$3.66	-	-
Ending value (after expenses)	$1,023.16	$1,021.97	$1,022.71	$1021.17	-	-
Annualized expense ratio (%)	.33	.57	.42	.73	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.35	$2.51	$2.31	$3.36	-	-
Ending value (after expenses)	$1,023.46	$1,022.32	$1,022.51	$1,021.47	-	-
Annualized expense ratio (%)	.27	.50	.46	.67	-	-
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$4.21	$3.96	-	$4.26	-	-
Ending value (after expenses)	$1,020.63	$1,020.88	-	$1,020.58	-	-
Annualized expense ratio (%)	.84	.79	-	.85	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

Dreyfus Cash Management
Negotiable Bank Certificates of Deposit - 28.7%	Principal Amount ($)		Value ($)
Citibank N.A. (Yankee)
1.38%, 12/18/17	100,000,000		100,003,080
KBC Bank NV New York CDI (Yankee)
1.18% - 1.20%, 8/4/17 - 8/22/17	175,000,000		174,999,818
Mizuho Bank Ltd/NY (Yankee)
1.35%, 8/22/17	125,000,000	[a,b]	125,022,925
Norinchukin Bank/NY (Yankee)
1.33%, 9/1/17	50,000,000		50,005,360
Norinchukin Bank/NY (Yankee)
1.38%, 8/7/17	65,000,000	[a]	65,007,241
Sumitomo Mitsui Banking Corp. (Yankee)
1.63%, 8/9/17	100,000,000	[a,b]	100,010,510
Sumitomo Mitsui Trust Bank Limited/ New York (Yankee)
1.43%, 8/26/17	50,000,000	[a,b]	50,009,980
Sumitomo Mitsui Trust Bank Ltd (Yankee)
1.35% - 1.43%, 8/21/17 - 9/5/17	125,000,000	[a]	125,010,483
Toronto-Dominion Bank/NY (Yankee)
1.37%, 8/7/17	100,000,000	[a,b]	100,003,740
Wells Fargo Bank NA (Yankee)
1.42% - 1.65%, 8/8/17 - 10/13/17	118,000,000	[a]	118,123,092
Total Negotiable Bank Certificates of Deposit (cost $1,008,000,000)			1,008,196,229
Commercial Paper - 29.3%

Canadian Imperial Bank of Commerce
1.56%, 8/16/17	75,000,000	[a]	75,089,902
Collateralized Commercial Paper II Co LLC
1.42%, 8/14/17	140,000,000	[a,b]	139,997,942
DBS Bank Ltd
1.31%, 10/2/17 - 10/10/17	125,000,000	[b]	124,708,530
Fed Caisses Desjardins
1.21%, 8/11/17 - 8/14/17	105,000,000	[b]	104,958,055
Mitsubishi UFJ Trust and Banking Corp.
1.21%, 8/18/17	75,000,000	[a,b]	74,954,700
Mitsubishi UFJ Trust and Banking Corp.
1.49%, 8/1/17	25,000,000	[b]	25,007,123
National Australia Bank Ltd.
1.72%, 8/21/17	100,000,000	[a,b]	100,178,570
NRW.BANK
1.29%, 10/2/17	78,000,000	[b]	77,834,562
Oversea-Chinese Banking Corp.
1.34%, 8/14/17	50,000,000	[a,b]	49,996,170
Oversea-Chinese Banking Corp.
1.43%, 1/5/18	90,000,000		89,450,946
UBS AG/London
1.38%, 8/18/17	70,000,000	[a,b]	70,004,858
United Overseas Bank Ltd
1.32%, 10/5/17	100,000,000	[b]	99,778,900
Total Commercial Paper (cost $1,031,637,386)			1,031,960,258
Asset-Backed Commercial Paper - 8.7%

Alpine Securitization Ltd.
1.35%, 10/26/17	100,000,000	[b]	99,684,380
Antalis S.A.
1.33% - 1.37%, 10/11/17 - 10/27/17	87,280,000	[b]	87,031,294
LMA Americas LLC
1.43%, 10/10/17	68,000,000	[b]	67,827,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management (continued)
Asset-Backed Commercial Paper - 8.7% (continued)	Principal Amount ($)		Value ($)
Regency Markets No 1 LLC
1.23%, 8/10/17	20,000,000	[b]	19,993,312
Victory Receivables Corp.
1.32%, 9/26/17	30,000,000	[b]	29,939,769
Total Asset-Backed Commercial Paper (cost $304,448,587)			304,476,423
Time Deposits - 26.2%

Australia and New Zealand Banking Group (Grand Cayman)
1.06%, 8/1/17	100,000,000		100,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
1.07%, 8/1/17	100,000,000	[b]	100,000,000
DZ Bank AG
1.08%, 8/1/17	170,000,000		170,000,000
ING Bank (London)
1.20%, 8/1/17	100,000,000		100,000,000
Natixis New York (Grand Cayman)
1.08%, 8/1/17	108,000,000		108,000,000
Royal Bank of Canada (Toronto)
1.10%, 8/1/17	170,000,000		170,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
1.08%, 8/1/17	175,000,000		175,000,000
Total Time Deposits (cost $923,000,000)			923,000,000
Repurchase Agreements - 7.1%

ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.24%, dated 7/31/17, due 8/1/17 in the amount of $110,003,789 (fully collateralized by $7,359,111 Agency Collateralized Mortgage Obligation, 1.42%, due 5/20/67, value $7,333,999, $9,536,970 Agency Mortgage-Backed Securities, Interest Only, due 9/1/40-1/1/47, value $1,586,097, $0 (fully collateralized by $97,997,024 Corporate Debt Securities, 1.20%-10.50%, due 8/14/17-5/15/47, value $104,270,696 and $0 (fully collateralized by $21,572 U.S. Treasuries, 1.50%, due 11/30/19, value $21,677)	110,000,000		110,000,000
HSBC Securities
Tri-Party Agreement thru JPMorgan Chase Bank, 1.26%, dated 7/31/17, due 8/1/17 in the amount of $140,004,900 (fully collateralized by $142,153,000 Corporate Debt Securities, 1.63%-8.50%, due 5/29/20-9/21/47, value $147,002,260)	140,000,000		140,000,000
Total Repurchase Agreements (cost $250,000,000)			250,000,000
Total Investments (cost $3,517,085,973)	100.0%		3,517,632,910
Cash and Receivables (Net)	.0%		92,325
Net Assets	100.0%		3,517,725,235

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to $1,646,942,988 or 46.82% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	84.0
Repurchase Agreements	7.1
Finance	6.9
Asset-Backed-Multiseller Programs	2.0
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Government Cash Management
U.S. Government Agencies - 34.8%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
8/1/17	1.17	150,000,000	[a]	150,000,000
8/1/17	1.17	100,000,000	[a]	100,000,000
8/1/17	1.17	200,000,000	[a]	200,000,000
8/1/17	1.18	135,000,000	[a]	135,024,946
8/1/17	1.18	75,000,000	[a]	74,985,279
8/1/17	1.21	100,000,000	[a]	99,986,435
8/1/17	1.22	100,000,000	[a]	99,991,494
8/1/17	1.22	100,000,000	[a]	99,995,571
8/1/17	1.28	200,000,000	[a]	199,987,383
8/1/17	1.33	75,000,000	[a]	75,010,552
8/1/17	1.34	109,000,000	[a]	109,004,314
8/1/17	1.34	25,000,000	[a]	24,989,992
8/1/17	1.35	15,000,000	[a]	14,997,262
8/1/17	1.36	50,000,000	[a]	49,997,053
8/1/17	1.37	125,000,000	[a]	124,913,666
8/1/17	1.38	50,000,000	[a]	50,038,405
8/1/17	1.38	115,000,000	[a]	114,990,044
8/1/17	1.40	100,000,000	[a]	99,989,410
8/1/17	1.42	100,000,000	[a]	100,000,000
8/1/17	1.42	100,000,000	[a]	99,979,335
8/1/17	1.43	250,000,000	[a]	249,969,907
8/1/17	1.43	125,000,000	[a]	124,985,973
8/1/17	1.43	150,000,000	[a]	149,982,276
8/3/17	1.14	150,000,000	[a]	149,985,424
8/3/17	1.17	155,000,000	[a]	154,986,995
8/3/17	1.28	244,450,000	[a]	244,450,000
8/5/17	1.28	200,000,000	[a]	200,000,000
8/6/17	1.19	100,000,000	[a]	100,000,000
8/6/17	1.31	200,000,000	[a]	200,000,000
8/8/17	1.27	275,000,000	[a]	274,982,384
8/10/17	1.22	160,000,000	[a]	160,102,951
8/12/17	1.33	150,000,000	[a]	150,000,000
8/13/17	1.19	100,000,000	[a]	100,000,000
8/14/17	1.20	300,000,000	[a]	300,000,000
8/15/17	1.14	150,000,000	[a]	150,000,000
8/15/17	1.19	80,200,000	[a]	80,442,852
8/17/17	1.18	250,000,000	[a]	249,985,434
8/19/17	1.30	200,000,000	[a]	200,000,000
8/20/17	1.16	125,000,000	[a]	125,000,000
8/21/17	1.36	250,000,000	[a]	249,998,593
8/23/17	1.39	110,000,000	[a]	109,992,220
8/24/17	1.14	89,865,000	[a]	89,865,000
8/24/17	1.19	100,000,000	[a]	99,995,572
8/25/17	1.20	400,000,000	[a]	400,000,000
8/25/17	1.39	75,000,000	[a]	74,992,791
8/27/17	1.25	300,000,000	[a]	299,984,677
8/27/17	1.27	225,000,000	[a]	224,987,311
8/28/17	1.39	85,000,000	[a]	85,000,000
8/29/17	1.35	170,000,000	[a]	170,021,478
Federal Home Loan Bank:
8/1/17	1.19	200,000,000	[a]	199,987,327
8/1/17	1.24	150,000,000	[a]	149,997,467
8/3/17	1.14	175,000,000	[a]	175,000,000
8/6/17	1.20	155,000,000	[a]	154,998,599
8/6/17	1.23	300,000,000	[a]	300,000,000
8/7/17	1.18	110,000,000	[a]	109,993,006
8/7/17	1.27	300,000,000	[a]	300,000,000
8/9/17	0.84	128,465,000		128,441,020
8/9/17	1.18	100,000,000	[a]	100,000,028
8/9/17	1.25	100,000,000	[a]	100,000,000
8/10/17	1.00	250,000,000	[a]	250,000,000
8/10/17	1.09	200,000,000	[a]	200,000,000
8/13/17	0.95	190,750,000	[a]	190,760,471
8/14/17	1.15	344,750,000	[a]	344,750,000
8/17/17	0.88	75,000,000	[a]	75,044,956
8/17/17	1.11	340,000,000	[a]	340,000,000
8/18/17	0.95	500,000,000		499,777,347
8/18/17	1.20	200,000,000	[a]	200,000,000
8/19/17	1.23	100,000,000	[a]	100,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
U.S. Government Agencies - 34.8% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Home Loan Bank: (continued)
8/20/17	1.16	200,000,000	[a]	200,000,000
8/21/17	1.18	175,000,000	[a]	175,000,000
8/22/17	1.17	50,000,000	[a]	50,000,000
8/24/17	1.18	100,000,000	[a]	100,000,000
8/25/17	0.84	15,000,000		14,991,600
8/25/17	1.05	1,000,000,000	[a]	1,000,000,000
8/26/17	1.04	250,000,000	[a]	250,000,000
8/26/17	1.11	100,000,000	[a]	100,000,000
8/26/17	1.33	500,000,000	[a]	499,994,922
8/27/17	1.28	200,000,000	[a]	200,000,000
8/27/17	1.30	300,000,000	[a]	300,000,000
8/28/17	1.11	250,000,000	[a]	250,000,000
8/28/17	1.23	250,000,000	[a]	250,000,000
8/28/17	1.24	149,500,000	[a]	149,499,988
9/8/17	0.87	9,998,000		9,988,818
9/12/17	1.03	750,000,000		749,098,750
9/13/17	1.03	170,000,000		169,790,853
9/14/17	1.11	200,000,000	[a]	199,977,589
9/29/17	1.27	350,000,000	[a]	350,000,000
10/17/17	1.04	200,000,000		199,555,111
10/19/17	1.25	300,000,000	[a]	300,000,000
10/23/17	1.06	650,000,000		648,425,896
10/27/17	1.24	581,700,000	[a]	581,690,148
10/31/17	1.09	500,000,000		498,622,369
11/14/17	1.10	100,000,000		99,679,167
11/15/17	1.10	500,000,000		498,380,545
11/20/17	1.10	250,000,000		249,152,073
12/8/17	1.12	117,375,000		116,907,424
12/20/17	1.14	600,000,000		597,344,500
1/5/18	1.14	215,000,000		213,935,780
1/10/18	1.15	229,000,000		227,823,169
1/24/18	1.14	500,000,000		497,220,667
Federal Home Loan Mortgage Corp.:
8/7/17	0.83	1,250,000,000	[b]	1,249,827,083
Federal National Mortgage Association:
8/8/17	1.24	200,000,000	[a,b]	199,997,897
8/28/17	0.73	228,035,000	[b]	228,056,746
9/21/17	1.23	500,000,000	[a,b]	500,000,000
Overseas Private Investment Corp.:
8/7/17	1.13	15,000,000	[a]	15,000,000
8/7/17	1.19	50,000,000	[a]	50,000,000
8/7/17	1.19	10,000,000	[a]	10,000,000
8/7/17	1.19	53,600,000	[a]	53,600,000
Tennessee Valley Authority:
8/8/17	1.01	228,000,000		227,955,223
Total U.S. Government Agencies (cost $23,393,859,518)				23,393,859,518
U.S. Treasury Bills - 3.7%
9/28/17	0.99	75,000,000		74,880,375
11/16/17	1.03	500,000,000		498,476,736
12/21/17	1.12	800,000,000		796,491,417
12/28/17	1.11	650,000,000		647,020,000
1/11/18	1.12	450,000,000		447,738,375
Total U.S. Treasury Bills (cost $2,464,606,903)				2,464,606,903
U.S. Treasury Floating Rate Notes - .4%
8/1/17 (cost $300,037,628)	1.34	300,000,000	[a]	300,037,628
U.S. Treasury Notes - 2.7%
8/31/17	0.84	344,200,000		344,483,787
2/28/18	1.10	250,000,000		252,297,600
2/28/18	1.12	250,000,000		249,429,682
3/31/18	1.12	100,000,000		101,101,889
3/31/18	1.17	144,000,000		143,568,926
4/15/18	1.19	334,000,000		332,918,150
4/30/18	1.17	100,000,000		101,045,190

Dreyfus Government Cash Management (continued)
U.S. Treasury Notes - 2.7% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
4/30/18	1.19	325,000,000	323,586,325
Total U.S. Treasury Notes (cost $1,848,431,549)			1,848,431,549
Repurchase Agreements - 58.4%
ABN AMRO Bank	1.04	100,000,000	100,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $100,002,889 (fully collateralized by $101,322,667 U.S. Treasuries, 0.63%-2.88%, due 9/30/17-8/15/45, value $102,000,010)

ABN AMRO Bank	1.05	950,000,000	950,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $950,027,708 (fully collateralized by $2,444,522,036 Agency Mortgage-Backed Securities, Interest Only, due 2/15/38-2/20/47, value $888,244,121 and $80,011,490 U.S. Treasuries, 1.50%-2.75%, due 2/28/18-11/30/19, value $80,755,903)

Bank of Nova Scotia	1.03	400,000,000	400,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17, in the amount of $400,011,444 (fully collateralized by $131,342,000 Agency Debentures and Agency Strips, 0.63%-2.63%, due 8/25/17-9/24/26, value $131,136,704, and $922,529,320 Agency Mortgage-Backed Securities, Interest Only, due 11/1/20-5/1/47, value $276,863,296)

Barclays Capital Inc.	1.04	650,000,000	650,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $650,018,778 (fully collateralized by $662,206,400 U.S. Treasuries, 1.13%-3%, due 1/31/19-5/15/45, value $663,000,038)
CIBC (NEW YORK)	1.04	5,050,000,000	5,050,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $5,050,145,889 (fully collateralized by $5,020,119,500 U.S. Treasuries, 1.13%-5%, due 12/31/18-11/15/46, value $5,151,00,067)

Citigroup Global Markets Holdings Inc.	1.05	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $250,007,292 (fully collateralized by $234,428,700 U.S. Treasuries, 2.88%-6.25%, due 11/15/28-11/15/45, value $255,000,002)

Credit Agricole CIB	1.04	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/25/17, due 8/1/17 in the amount of $500,101,111 (fully collateralized by $503,884,880 U.S. Treasuries (including strips), 0%-9.13%, due 8/3/17-8/15/46, value $510,000,005)

Credit Agricole CIB	1.04	91,000,000	91,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $91,002,629 (fully collateralized by $92,369,366 U.S. Treasuries, 0.38%-3%, due 2/28/20-11/15/45, value $92,820,000)
Credit Agricole CIB	1.04	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/28/17, due 8/4/17 in the amount of $500,101,111 (fully collateralized by $505,324,000 U.S. Treasuries, 0.13%-2.13%, due 8/3/17-8/15/21, value $510,000,042)
Credit Agricole CIB	1.05	700,000,000	700,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/26/17, due 8/2/17 in the amount of $700,142,917 (fully collateralized by $701,420,600 U.S. Treasuries, 1.38%-1.88%, due 1/31/20-7/31/22, value $713,772,077)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 58.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Credit Agricole CIB	1.05	350,000,000	350,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/7/17 in the amount of $350,071,458 (fully collateralized by $426,230,100 U.S. Treasuries (including strips), 0%-8%, due 11/30/18-11/15/44, value $357,000,016)

Credit Agricole CIB	1.05	250,000,000	250,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/28/17, due 8/4/17 in the amount of $250,051,042 (fully collateralized by $251,127,000 U.S. Treasuries, 2%-2.50%, due 5/15/24-5/31/24, value $255,000,009)
Credit Agricole CIB	1.06	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $200,005,889 (fully collateralized by $202,496,000 U.S. Treasuries, 2.25%, due 2/15/27, value $204,000,075)
Credit Agricole CIB	1.04	750,000,000	750,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/27/17, due 8/3/17 in the amount of $750,151,667 (fully collateralized by $755,827,320 U.S. Treasuries (including strips), 0%-9.13%, due 8/3/17-8/15/46, value $765,000,007)

Deutsche Bank Securities	1.07	600,000,000	600,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $600,017,833 (fully collateralized by $610,869,800 U.S. Treasuries, 0.75%-2.25%, due 2/15/18-11/15/24, value $612,000,079)

Federal Reserve Bank of New York	1.00	6,000,000,000	6,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $6,000,166,667 (fully collateralized by $5,868,000,300 U.S. Treasuries, 1.13%-4.75%, due 9/30/20-8/15/41, value $6,000,166,716)

Goldman Sachs & Co.	1.03	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $250,007,153 (fully collateralized by $48,987,220 Agency Debentures and Agency Strips, Interest Only, 4/1/42-8/15/44, value $28,779,537 and $217,334,297 Agency Mortgage-Backed Securities, 2.95%-5.50%, due 9/1/23-8/1/56, value $226,220,463)

Goldman Sachs & Co.	1.03	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/26/17, due 8/2/17 in the amount of $500,100,139 (fully collateralized by $713,754,045 Agency Mortgage-Backed Securities, Interest Only, due 9/15/22-12/15/56, value $510,000,000)

HSBC USA Inc.	1.02	1,000,000,000	1,000,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/27/17, due 8/3/17 in the amount of $1,000,198,333 (fully collateralized by $960,973,300 U.S. Treasuries, 0.13%-1.13%, due 1/15/21-1/15/26, value $1,020,001,942)

HSBC USA Inc.	1.02	1,750,000,000	1,750,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/25/17, due 8/1/17 in the amount of $1,750,347,083 (fully collateralized by $1,279,854,500 U.S. Treasuries, 0.63%-3.88%, due 1/15/25-2/15/47, value $1,785,002,977)

HSBC USA Inc.	1.03	150,000,000	150,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/17, due 8/1/17 in the amount of $150,004,292 (fully collateralized by $154,645,000 U.S. Treasuries (including strips), 0%, due 6/21/18, value $ 153,001,122)

HSBC USA Inc.	1.02	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/26/17, due 8/2/17 in the amount of $500,099,167 (fully collateralized by $474,566,900 U.S. Treasuries, 0.13%, due 4/15/18-1/15/22, value $510,005,356)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 58.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
JPMorgan Chase & Co.	1.04	250,000,000		250,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/17, due 8/1/17 in the amount of $250,007,222 (fully collateralized by $248,345,000 U.S. Treasuries, 2.13%-3.13%, due 2/29/24- 8/15/44, value $255,000,724)

JPMorgan Chase & Co.	1.06	2,000,000,000		2,000,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/17, due 8/1/17 in the amount of $2,000,058,889 (fully collateralized by $3,630,604,229 Agency Mortgage-Backed Securities, Interest Only, due 7/15/20- 6/15/57, value $2,040,008,003)

JPMorgan Chase & Co.	1.06	250,000,000		250,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/5/17, due 8/4/17 in the amount of $250,220,833 (fully collateralized by $453,825,529 Agency Mortgage-Backed Securities, Interest Only, due 7/15/20-6/15/57, value $255,001,000)

Merrill Lynch & Co. Inc.	1.05	200,000,000		200,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $200,005,833 (fully collateralized by $361,049,817 Agency Collateralized Mortgage Obligation, Interest Only, due 12/15/39-9/20/46, value $216,000,000)

Merrill Lynch & Co. Inc.	1.17	875,000,000	[c]	875,000,000

Tri-Party Agreement thru BNY Mellon, dated 11/4/16-11/7/16, due 11/3/17 in the amount of $875,085,313 (fully collateralized by $8,699,422,078 Agency Collateralized Mortgage Obligations, Interest Only, due 11/15/25-6/20/67, value $945,000,000)

Mizuho Securities USA	1.05	300,000,000		300,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $300,008,750 (fully collateralized by $305,654,200 U.S. Treasuries, 0.37%-2.87%, due 8/31/17-11/15/46, value $306,000,052)

Natixis New York Branch	1.04	400,000,000		400,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $400,011,556 (fully collateralized by $401,419,158 U.S. Treasuries, 0.13%-8.13%, due 4/15/18-2/15/46, value $408,000,012)

Natixis New York Branch	1.04	3,500,000,000		3,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/26/17, due 8/2/17 in the amount of $3,500,700,972 (fully collateralized by $3,477,807,340 U.S. Treasuries (including strips), 0%-8.13%, due 9/30/17-2/15/47, value $3,570,000,049)

Nomura Securities International Inc	1.04	300,000,000		300,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $300,008,667(fully collateralized by $300,435,100 U.S. Treasuries, 1.50%-3.13%, due 4/15/20-5/15/47, value $306,000,000)
Nomura Securities International Inc	1.06	4,000,000,000		4,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $4,000,117,778 (fully collateralized by $86,020,000 Agency Debentures, 1.63%, due 6/14/19, value $86,332,253, $4,937,650,614 Agency Mortgage-Backed Securities, Interest Only, due 3/1/18-12/20/65, value $3,540,911,761 and $453,091,248 U.S. Treasuries (including strips), 0%-5.50%, due 9/30/17-2/15/47, value $452,577,444)

Prudential Insurance	1.07	446,921,250		446,921,250
dated 7/31/17, due 8/1/17 in the amount of $446,934,533 (fully collateralized by $663,000,000 U.S. Treasuries (including strips), 0%-3%, due 5/15/18-11/15/45, value $454,859,675)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 58.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Prudential Legacy Insurance Company of New Jersey	1.07	52,000,000	52,000,000
dated 7/31/17, due 8/1/17 in the amount of $52,001,546 (fully collateralized by $100,000,000 U.S. Treasuries (including strips), 0%, due 5/15/39, value $53,040,000)
Societe Generale	1.04	1,750,000,000	1,750,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/27/17, due 8/3/17 in the amount of $1,750,353,889 (fully collateralized by $266,899,796 Agency Collateralized Mortgage Obligations, Interest Only, due 11/26/23-5/20/37, value $26,346,001, $47,144,000 Agency Debentures and Agency Strips, 0%, due 10/31/17-11/1/17, value $47,014,240, $2,539,698,086 Agency Mortgage-Backed Securities, Interest Only, due 5/20/26-4/1/47, value $135,658,477 and $1,581,160,471 U.S. Treasuries (including strips), 0%-8.88%, due 9/30/17-2/15/47, value $1,577,444,949)

Wells Fargo Securities LLC	1.06	3,000,000,000	3,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $3,000,088,333 (fully collateralized by $12,080,384,800 Agency Mortgage-Backed Securities, Interest Only, due 8/15/17-1/1/49, value $3,012,328,992 and $46,798,500 U.S. Treasuries, 1.35%-2.62%, due 10/31/17-1/31/24, value $47,671,697)

Wells Fargo Securities LLC	1.08	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/10/17, due 8/9/17 in the amount of $500,450,000 (fully collateralized by $517,446,478 Agency Mortgage-Backed Securities, Interest Only, due 10/1/21-6/1/56, value $510,000,000)

Total Repurchase Agreements (cost $39,314,921,250)			39,314,921,250
Total Investments (cost $67,321,856,848)		100.0%	67,321,856,848
Liabilities, Less Cash and Receivables		.0%	(22,737,364)
Net Assets		100.0%	67,299,119,484

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2017 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2017, these securities amounted to $875,000,000 or 1.3% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.5
Federal Home Loan Bank	20.3
Federal Farm Credit Bank	10.7
U.S. Treasury Bills	3.7
U.S. Treasury Notes	2.7
Federal Home Loan Mortgage Corp.	1.9
Federal National Mortgage Association	1.4
U.S. Treasury Floating Rate Notes	.4
Tennessee Valley Authority	.3
Overseas Private Investment Corp.	.1
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 84.9%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
8/1/17	0.80	25,000,000		25,000,000
8/1/17	1.35	25,000,000	[a]	24,995,437
8/3/17	1.14	50,000,000	[a]	49,995,142
8/3/17	1.17	20,000,000	[a]	19,998,329
8/3/17	1.28	30,000,000	[a]	30,000,000
8/4/17	0.98	50,000,000		49,995,917
8/8/17	1.38	100,000,000	[a]	99,959,077
8/15/17	1.18	10,000,000	[a]	10,031,076
8/16/17	1.23	50,000,000	[a]	49,992,639
8/22/17	1.28	50,000,000	[a]	49,993,400
8/22/17	1.35	25,000,000	[a]	24,998,800
8/24/17	1.19	50,000,000	[a]	49,997,786
8/28/17	1.39	50,000,000	[a]	50,000,000
8/29/17	1.30	50,000,000	[a]	49,996,655
6/5/19	1.18	50,000,000	[a]	50,009,239
Federal Home Loan Bank:
8/1/17	0.80	175,000,000		175,000,000
8/1/17	1.24	50,000,000	[a]	49,999,156
8/2/17	0.96	203,400,000		203,394,602
8/4/17	0.91	20,000,000		19,998,483
8/9/17	1.01	50,000,000		49,988,833
8/9/17	1.18	25,000,000	[a]	25,000,007
8/11/17	0.99	90,000,000		89,975,250
8/15/17	0.94	50,000,000		49,981,820
8/15/17	1.31	100,000,000	[a]	100,000,000
8/16/17	1.01	91,500,000		91,461,684
8/18/17	1.01	46,000,000		45,978,039
8/19/17	1.16	25,000,000	[a]	25,000,000
8/19/17	1.23	25,000,000	[a]	25,000,000
8/22/17	1.17	50,000,000	[a]	50,000,000
8/23/17	1.02	270,280,000		270,111,838
8/23/17	1.19	25,000,000	[a]	25,002,079
8/25/17	1.02	599,200,000		598,792,731
8/26/17	1.11	100,000,000	[a]	100,000,000
10/6/17	1.05	100,000,000		99,807,500
10/11/17	1.06	63,567,000		63,434,611
10/18/17	1.00	50,000,000	[a]	50,000,000
10/18/17	1.06	100,000,000		99,770,333
11/2/17	1.09	100,000,000		99,719,708
12/6/17	1.12	51,000,000		50,800,293
12/13/17	1.13	25,000,000		24,895,778
12/15/17	1.14	96,000,000		95,589,053
12/20/17	1.14	145,000,000		144,358,254
12/27/17	1.13	200,000,000		199,074,178
1/12/18	1.15	50,000,000		49,740,333
Tennessee Valley Authority:
8/1/17	1.00	100,000,000		100,000,000
8/2/17	1.00	95,000,000		94,997,358
8/8/17	1.00	150,000,000		149,970,833
Total U.S. Government Agencies (cost $3,951,806,251)				3,951,806,251
U.S. Treasury Bills - 4.0%
8/17/17	0.90	110,000,000		109,956,000
8/31/17	0.90	75,000,000		74,943,750
Total U.S. Treasury Bills (cost $184,899,750)				184,899,750
U.S. Treasury Floating Rate Notes - 2.7%
8/1/17	1.34	50,000,000	[a]	50,006,271
8/1/17	1.34	75,000,000	[a]	75,017,669
Total U.S. Treasury Floating Rate Notes (cost $125,023,940)				125,023,940
U.S. Treasury Notes - 8.4%
8/31/17	0.61	195,000,000		194,961,412
8/31/17	1.83	31,000,000		31,021,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Notes - 8.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
9/30/17	0.79	82,000,000	81,973,789
9/30/17	1.82	85,000,000	85,150,163
Total U.S. Treasury Notes (cost $393,106,696)			393,106,696
Total Investments (cost $4,654,836,637)		100.0%	4,654,836,637
Cash and Receivables (Net)		.0%	837,977
Net Assets		100.0%	4,655,674,614

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	63.8
Federal Farm Credit Bank	13.6
U.S. Treasury Notes	8.5
Tennessee Valley Authority	7.4
U.S. Treasury Bills	4.0
U.S. Treasury Floating Rate Notes	2.7
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury & Agency Cash Management
U.S. Treasury Bills - 15.4%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
10/19/17	0.91	500,000,000		499,001,528
12/14/17	1.10	500,000,000		497,956,250
12/21/17	1.12	1,000,000,000		995,601,945
1/11/18	1.12	500,000,000		497,487,083
8/15/17	1.01	1,600,000,000		1,599,371,069
1/25/18	1.13	800,000,000		795,575,000
Total U.S. Treasury Bills (cost $4,884,992,875)				4,884,992,875
U.S. Treasury Floating Rate Notes - 20.3%
8/1/17	1.24	875,000,000	[a]	875,212,738
8/1/17	1.25	273,000,000	[a]	272,981,584
8/1/17	1.27	1,555,000,000	[a]	1,556,137,920
8/1/17	1.35	495,000,000	[a]	495,045,680
8/1/17	1.35	755,000,000	[a]	755,131,215
8/1/17	1.35	600,000,000	[a]	600,071,866
8/1/17	1.42	1,180,000,000	[a]	1,179,802,357
8/1/17	1.45	700,000,000	[a]	700,005,833
Total U.S. Treasury Floating Rate Notes (cost $6,434,389,193)				6,434,389,193
U.S. Treasury Notes - 9.9%
8/15/17	0.81	300,000,000		300,006,904
8/31/17	0.67	100,000,000		99,994,877
8/31/17	0.90	407,000,000		407,315,306
9/30/17	0.79	50,000,000		50,088,331
9/30/17	0.79	199,000,000		198,936,391
10/31/17	0.97	500,000,000		499,702,187
11/30/17	1.10	150,000,000		150,557,566
12/31/17	1.07	120,000,000		119,821,986
12/31/17	1.08	70,000,000		70,469,410
1/15/18	0.73	258,800,000		258,713,385
1/31/18	1.11	50,164,000		50,527,894
2/15/18	1.17	255,000,000		254,745,900
2/15/18	1.18	358,700,000		363,185,780
2/28/18	1.10	300,294,000		303,049,096
Total U.S. Treasury Notes (cost $3,127,115,013)				3,127,115,013
Repurchase Agreements - 59.5%
ABN AMRO Bank	1.05	500,000,000		500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $500,014,583 (fully collateralized by $1,286,590,546 Agency Mortgage-Backed Securities, Interest Only, due 2/15/38-2/20/47, value $467,496,906 and $42,111,310 U.S. Treasuries, 1.50%-2.75%, due 2/28/18-11/30/19, value $42,503,107)

BNP Paribas	1.04	600,000,000		600,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $600,017,333 (fully collateralized by $601,186,900 U.S. Treasuries (including strips), 0%-9.13%, due 10/12/17-11/15/44, value $612,000,000)

Citigroup Global Markets Holdings Inc.	1.04	300,000,000		300,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $300,008,667 (fully collateralized by $300,435,100 U.S. Treasuries, 1.50%-3.13%, due 4/15/20-5/15/47, value $306,000,000)

Credit Agricole CIB	1.04	16,000,000		16,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $16,000,462 (fully collateralized by $16,240,768 U.S. Treasuries, 0.38%-3%, due 2/28/20-11/15/45, value $16,320,000)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 59.5% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Credit Agricole CIB	1.04	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/27/17, due 8/3/17 in the amount of $500,101,111 (fully collateralized by $503,179,700 U.S. Treasuries, 0.13%-2.13%, due 1/31/18-1/15/25, value $510,000,087)

Credit Suisse Securities LLC	1.03	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $250,007,159 (fully collateralized by $245,722,200 U.S. Treasuries (including strips), 2%-2.75%, due 10/31/21-2/15/24, value $255,000,471)

Federal Reserve Bank of New York	1.00	5,900,000,000	5,900,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $5,900,163,889 (fully collateralized by $5,651,584,300 U.S. Treasuries, 1.25%-4.75%, due 9/30/20-2/15/41, value $5,900,163,988)

Goldman, Sachs & Co.	1.03	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $500,100,139 (fully collateralized by $490,108,447 Agency Mortgage-Backed Securities, 3.50%-5%, due 3/20/47-7/20/47, value $510,000,000)

HSBC USA Inc.	1.02	1,000,000,000	1,000,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/26/17, due 8/2/17 in the amount of $1,000,198,333 (fully collateralized by $1,042,327,100 U.S. Treasuries, 1.63%-2.25%, due 5/15/26-2/15/27, value $1,020,004,246)

HSBC USA Inc.	1.02	1,325,000,000	1,325,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/17, due 8/1/17 in the amount of $1,325,037,548 (fully collateralized by $1,381,424,218 U.S. Treasuries, 1.50%-2.38%, due 6/30/24-8/15/26, value $1,351,505,228)

HSBC USA Inc.	1.02	750,000,000	750,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/25/17, due 8/1/17 in the amount of $750,148,750 (fully collateralized by $654,613,800 U.S. Treasuries, 3.75%, due 11/15/43-5/15/44, value $765,003,791)

HSBC USA Inc.	1.02	750,000,000	750,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/27/17, due 8/3/17 in the amount of $750,148,750 (fully collateralized by $728,286,000 U.S. Treasuries, 3%-3.75%, due 11/15/43-5/15/47, value $765,000,557)

Merrill Lynch & Co. Inc.	1.05	120,000,000	120,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $120,003,500 (fully collateralized by $116,833,257 Agency Mortgage-Backed Securities, 4%, due 4/20/47, value $122,400,001)

Natixis New York Branch	1.03	1,500,000,000	1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/26/17, due 8/2/17 in the amount of $1,500,300,417 (fully collateralized by $1,490,488,860 U.S. Treasuries (including strips), 0%-8.13%, due 9/30/17-2/15/47, value $1,530,000,021)

Natixis New York Branch	1.04	1,500,000,000	1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $1,500,043,333 (fully collateralized by $1,505,321,842 U.S. Treasuries, 0.13%-8.13%, due 4/15/18-2/15/46, value $1,530,000,045)

Natixis New York Branch	1.05	150,000,000	150,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/19/17, due 8/21/17 in the amount of $150,144,375 (fully collateralized by $150,786,900 U.S. Treasuries (including strips), 0%-8.75%, due 4/15/18-5/15/46, value $153,000,084)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 59.5% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Nomura Securities International Inc.	1.04	2,250,000,000	2,250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $2,250,065,000 (fully collateralized by $2,283,702,794 U.S. Treasuries (including strips), 0%-9%, due 8/17/17-2/15/47, value $2,295,000,000)

Prudential Insurance	1.07	148,362,500	148,362,500
dated 7/31/17, due 8/1/17 in the amount of $148,366,910 (fully collateralized by $290,000,000 U.S. Treasuries (including strips), 0%, due 11/15/35-8/15/43, value $151,648,500)
Prudential Legacy Insurance Company of New Jersey	1.07	329,397,500	329,397,500
dated 7/31/17, due 8/1/17 in the amount of $329,407,240 (fully collateralized by $658,000,000 U.S. Treasuries (including strips), 0%, due 2/15/29-8/15/45, value $335,985,450)
Societe Generale	1.02	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/27/17, due 8/3/17 in the amount of $250,049,583 (fully collateralized by $250,444,600 U.S. Treasuries (including strips), 0%-6.63%, due 5/24/18-2/15/46, value $255,000,034)

TD Securities (USA) LLC	1.04	200,000,000	200,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/17, due 8/1/17 in the amount of $200,005,778 (fully collateralized by $182,837,500 U.S. Treasuries (including strips), 0%-3.88%, due 10/31/17-2/15/46, value $204,000,015)

Total Repurchase Agreements (cost $18,838,760,000)			18,838,760,000
Total Investments (cost $33,285,257,081)		105.1%	33,285,257,081
Liabilities, Less Cash and Receivables		(5.1%)	(1,602,608,163)
Net Assets		100.0%	31,682,648,918

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	59.5
U.S. Treasury Floating Rate Notes	20.3
U. S. Treasury Bills	15.4
U.S. Treasury Notes	9.9
105.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 78.8%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
8/3/17	0.91	3,273,000,000		3,272,834,383
8/10/17	0.88	3,065,000,000		3,064,324,459
8/17/17	0.95	2,434,000,000		2,432,971,451
8/24/17	0.95	7,586,000,000		7,581,402,971
8/31/17	0.96	3,381,000,000		3,378,448,536
9/7/17	0.98	1,000,000,000		998,996,889
9/14/17	0.86	412,000,000		411,567,920
9/21/17	1.01	462,000,000		461,342,568
10/5/17	1.00	588,000,000		586,937,214
11/24/17	1.03	1,100,000,000		1,096,387,483
12/14/17	1.12	1,450,000,000		1,443,937,188
12/21/17	1.12	900,000,000		896,045,694
12/28/17	1.11	1,200,000,000		1,194,523,215
1/11/18	1.09	105,000,000		104,484,173
1/25/18	1.11	87,000,000		86,527,336
Total U.S. Treasury Bills (cost $27,010,731,480)				27,010,731,480
U.S. Treasury Floating Rate Notes - 22.0%
8/1/17	1.25	700,000,000	[a]	700,061,678
8/1/17	1.25	250,000,000	[a]	249,980,035
8/1/17	1.29	1,125,000,000	[a]	1,125,535,401
8/1/17	1.31	1,002,000,000	[a]	1,002,435,417
8/1/17	1.33	1,000,000,000	[a]	1,000,267,720
8/1/17	1.35	745,000,000	[a]	745,039,360
8/1/17	1.41	1,450,000,000	[a]	1,449,791,443
8/1/17	1.45	1,255,000,000	[a]	1,255,024,236
Total U.S. Treasury Floating Rate Notes (cost $7,528,135,290)				7,528,135,290
U.S. Treasury Notes - 8.0%
8/15/17	0.95	50,000,000		49,998,393
8/31/17	0.82	600,000,000		599,896,593
8/31/17	0.93	765,000,000		765,569,395
9/30/17	0.97	210,000,000		210,294,428
9/30/17	1.02	830,000,000		829,382,898
10/31/17	1.03	300,000,000		299,776,187
Total U.S. Treasury Notes (cost $2,754,917,894)				2,754,917,894
Total Investments (cost $37,293,784,664)		108.8%		37,293,784,664
Liabilities, Less Cash and Receivables		(8.8%)		(3,010,908,387)
Net Assets		100.0%		34,282,876,277

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	78.8
U.S. Treasury Floating Rate Notes	22.0
U.S. Treasury Notes	8.0
108.8

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 2.7%
Tuscaloosa County Industrial Development Authority, Revenue, Refunding (Hunt Refining Project) (LOC; JPMorgan Chase Bank NA)	0.85	8/7/17	5,000,000	[a,b]	5,000,000
Arizona - 2.7%
RBC Muni Products Trust, Revenue (LOC; Royal Bank of Canada)	0.85	8/7/17	5,000,000	[a,b,c]	5,000,000
California - 4.5%
East Bay Municipal Utility Water and Sewer, CP (Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.96	8/2/17	1,200,000		1,200,000
RIB Floater Trust (Series 2017-004), (California Health Facilities Financing Authority, Revenue (Dignity Health)) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.90	8/7/17	7,000,000	[a,b,c]	7,000,000
		8,200,000
Colorado - 5.3%
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	0.90	8/7/17	9,700,000	[b]	9,700,000
Florida - 3.6%
Palm Beach County School Board, CP (Liquidity Facility; Citibank NA)	0.86	8/7/17	6,585,000	[a,b,c]	6,585,000
Georgia - 2.6%
Cobb County Development Authority, Revenue (Dominion Christian High School, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.83	8/7/17	2,810,000	[b]	2,810,000
Tender Option Bond Trust Receipts (Series 2015-XF0089), (Gwinnett County School District, GO Notes) (Liquidity Facility; JPMorgan Chase Bank)	0.84	8/1/17	1,935,000	[a,b,c]	1,935,000
		4,745,000
Illinois - 7.0%
Illinois Finance Authority, Revenue (Chicago Horticultural Society Project) (LOC; Bank of Montreal)	0.85	8/7/17	3,000,000	[b]	3,000,000
Illinois Finance Authority, Revenue (Joan W. and Irving B. Harris Theater for Music and Dance Project) (LOC; PNC Bank NA)	0.85	8/7/17	7,000,000	[b]	7,000,000
Tender Option Bond Trust Receipts (Series 2017-XF2398), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Citibank NA)	0.85	8/7/17	2,780,000	[a,b,c]	2,780,000
		12,780,000
Iowa - 1.9%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	0.87	8/7/17	3,485,000	[b]	3,485,000
Louisiana - 4.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Kenner Theatres, L.L.C. Project) (LOC; FHLB)	1.00	8/7/17	3,650,000	[b]	3,650,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.70	8/1/17	1,000,000	[b]	1,000,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.74	8/1/17	3,000,000	[b]	3,000,000
		7,650,000
Maryland - 14.0%
Bel Air, EDR (Harford Day School Facility) (LOC; Branch Banking and Trust Co.)	0.86	8/7/17	3,475,000	[b]	3,475,000
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.00	8/7/17	2,180,000	[b]	2,180,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	0.87	8/7/17	7,825,000	[b]	7,825,000
Montgomery County, CP (Liquidity Facility; State Street Bank and Trust)	0.91	8/10/17	2,000,000		2,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 14.0% (continued)
Montgomery County, EDR (American Gastroenterological Association Project) (LOC; Wells Fargo Bank)	0.92	8/7/17	1,000,000	[b]	1,000,000
Montgomery County Public Improvement, CP (Liquidity Facility; PNC Bank NA)	0.90	9/18/17	3,000,000		3,000,000
Tender Option Bond Trust Receipts (Series 2017-XG0146), (Medical Health and Higher Educational Facilities Authority, Revenue) (LOC; JPMorgan Chase Bank NA)	0.87	8/7/17	6,000,000	[a,b,c]	6,000,000
		25,480,000
Massachusetts - 6.1%
Holyoke, BAN	2.35	9/29/17	2,224,000		2,228,607
MBTA Sales Tax, CP (Liquidity Facility; U.S. Bank NA)	0.90	8/17/17	3,000,000		3,000,000
Quincy, GO Notes	1.25	9/29/17	673,000		673,298
Randolph, BAN	2.00	9/28/17	2,000,000		2,003,165
Reading, BAN, GO Notes	1.25	12/15/17	1,240,000		1,241,313
Taunton, BAN	1.50	9/29/17	2,000,000		2,001,725
		11,148,108
Michigan - 3.2%
Michigan Strategic Fund, LOR (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ, Limited)	0.90	8/7/17	2,000,000	[b]	2,000,000
Tender Option Bond Trust Receipts (Series 2017-XM0472), (Michigan Finance Authority, HR, Refunding (Trinity Health Credit Group)) (Liquidity Facility; Citibank NA)	0.85	8/7/17	3,750,000	[a,b,c]	3,750,000
		5,750,000
Missouri - 5.9%
Missouri Development Finance Board, Cultural Facilities Revenue (Kauffman Center for the Preforming Arts Project) (Liquidity Facility; Northern Trust Company)	0.73	8/1/17	3,805,000	[b]	3,805,000
RIB Floater Trust (Series 2017-010), (Health & Education Facilities Authority, Revenue (SSM Health Care)) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.89	8/7/17	7,000,000	[a,b,c]	7,000,000
		10,805,000
New York - 17.0%
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	0.87	8/7/17	2,415,000	[b]	2,415,000
New York City Housing Development Corporation, Revenue (Liquidity Facility; Wells Fargo Bank NA)	0.81	8/7/17	3,000,000	[b]	3,000,000
New York State Dormitory Authority, Revenue (Mental Health Services Facilities Improvement) (LOC; Royal Bank of Canada)	0.83	8/7/17	3,400,000	[b]	3,400,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.70	8/1/17	2,700,000	[b]	2,700,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.87	8/10/17	5,000,000		5,000,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.92	9/7/17	4,087,000		4,087,000
Tender Option Bond Trust Receipts (Series 2016-XF0529), (New York State Dormitory Authority, State Sales Tax Revenue) (Liquidity Facility; TD Bank)	0.85	8/7/17	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2017-XF0561), (New York City Transitional Finance Authority, Building Aid Revenue) (Liquidity Facility; TD Bank NA)	0.86	8/7/17	1,165,000	[a,b,c]	1,165,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 17.0% (continued)
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.71	8/1/17	5,270,000	[b]	5,270,000
Yonkers Industrial Development Agency, Revenue (Consumers Union) (LOC; JPMorgan Chase Bank NA)	0.85	8/7/17	2,000,000	[b]	2,000,000
		31,037,000
North Carolina - 3.4%
North Carolina Medical Care Commission, Health Care Facilities Revenue (Cape Fear Valley Health System) (LOC; Branch Banking and Trust Co.)	0.87	8/7/17	3,000,000	[b]	3,000,000
North Carolina Medical Care Commission, Health Care Facilities Revenue, Refunding (FirstHealth of the Carolinas Project) (Liquidity Facility; Branch Banking and Trust Co.)	0.92	8/7/17	3,150,000	[b]	3,150,000
		6,150,000
Ohio - 2.5%
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	0.94	8/7/17	1,575,000	[b]	1,575,000
RIB Floater Trust (Series 2017-003), (Middletown, Hospital Facilities Revenue (Premier Health Partners Obligated Group)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.97	8/7/17	2,900,000	[a,b,c]	2,900,000
		4,475,000
Pennsylvania - .7%
Pennsylvania Higher Educational Facilities Authority, Revenue (Association of Independent Colleges and Universities of Pennsylvania Financing Program - University of Scranton) (LOC; PNC Bank NA)	0.87	8/7/17	1,305,000	[b]	1,305,000
Tennessee - 2.0%
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America NA)	0.84	8/7/17	3,700,000	[b]	3,700,000
Texas - 10.6%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.87	8/7/17	2,000,000	[b]	2,000,000
Houston Combined Utility, CP (Liquidity Facility; State Street Bank and Trust)	0.95	10/17/17	3,000,000		3,000,000
Lubbock Independent School District, GO Notes (Liquidity Facility; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	0.84	8/7/17	5,000,000	[b]	5,000,000
North East Industrial School District, CP (Liquidity Facility; JPMorgan Chase Bank NA)	0.95	10/23/17	3,000,000		3,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.88	8/7/17	3,000,000	[a,b,c]	3,000,000
University of North Texas, CP	0.92	8/10/17	3,280,000		3,280,000
		19,280,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - .1%
Washington Housing Finance Commission, Single Family Program Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.84	8/7/17	175,000	[b] 175,000
Total Investments (cost $182,450,108)			100.0%	182,450,108
Cash and Receivables (Net)			0.0%	59,342
Net Assets			100.0%	182,509,450

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to $54,115,000 or 29.65% of net assets.

b Variable rate demand note—rate shown is the interest rate in effect at July 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Health Care	22.3
City	14.3
Education	10.5
Industrial	8.8
Utility-Electric	6.1
Transportation Services	6.1
Special Tax	4.5
Housing	3.2
County	2.7
Utility-Water and Sewer	2.3
Pollution Control	2.2
Other	17.0
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 103.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 103.0%
Albany Industrial Development Agency, Civic Facility Revenue (Albany Medical Center Hospital Project) (LOC; Bank of America)	0.88	8/7/17	1,700,000	[a]	1,700,000
Amherst Industrial Development Agency, Civic Facility Revenue (Daemen College Project) (LOC; M&T Trust)	0.87	8/7/17	2,600,000	[a]	2,600,000
Build New York City Resource Corporation, Revenue (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	0.92	8/7/17	1,100,000	[a]	1,100,000
Franklin County Industrial Development Agency, Civic Facility Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	1.00	8/7/17	505,000	[a]	505,000
Greece, BAN, GO Notes	2.00	8/24/17	1,800,000		1,801,166
JPMorgan Chase Putters/Drivers Trust (Series 5012), (Battery Park City Authority, Junior Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.80	8/1/17	6,700,000	[a,b,c]	6,700,000
Mayfield Central School District, BAN	1.50	8/17/17	3,000,000		3,000,650
Metropolitan Transportation Authority of New York, (Liquidity Facility; Citibank NA)	0.87	8/7/17	7,000,000	[a,b,c]	7,000,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	0.87	8/7/17	1,800,000	[a]	1,800,000
New York City, GO Notes (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.80	8/1/17	4,500,000	[a]	4,500,000
New York City Capital Resource Corporation, Recovery Zone Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.94	8/7/17	3,800,000	[a]	3,800,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	0.91	8/7/17	340,000	[a]	340,000
New York City Industrial Development Agency, Civic Facility Revenue (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	0.84	8/7/17	8,000,000	[a]	8,000,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.87	8/7/17	10,555,000	[a]	10,555,000
New York City Industrial Development Agency, Civic Facility Revenue (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	0.92	8/7/17	7,855,000	[a]	7,855,000
New York City Industrial Development Agency, Civic Facility Revenue (The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.92	8/7/17	3,035,000	[a]	3,035,000
New York City Industrial Development Agency, Civic Facility Revenue (Village Community School Project) (LOC; TD Bank)	0.92	8/7/17	2,500,000	[a]	2,500,000
New York Housing Finance Agency, MFH Revenue (Navy Pier Court Housing) (LOC; PNC Bank NA)	0.83	8/7/17	7,000,000	[a]	7,000,000
New York Local Government Assistance Corporation, Subordinate Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.81	8/7/17	1,675,000	[a]	1,675,000
New York Local Government Assistance Corporation, Subordinate Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.82	8/7/17	10,000,000	[a]	10,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	0.84	8/7/17	8,000,000	[a]	8,000,000
New York State Dormitory Authority, Revenue (Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.83	8/7/17	4,595,000	A	4,595,000
New York State Dormitory Authority, Revenue (University of Rochester) (LOC; Barclays Bank PLC)	0.84	8/7/17	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 103.0% (continued)
New York State Dormitory Authority, Revenue (University of Rochester) (LOC; Barclays Bank PLC)	0.84	8/7/17	3,000,000	[a]	3,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.77	8/1/17	1,450,000	[a]	1,450,000
New York State Housing Finance Agency, Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.85	8/7/17	5,635,000	[a]	5,635,000
New York State Housing Finance Agency, Housing Revenue (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.82	8/7/17	3,500,000	[a]	3,500,000
New York State Housing Finance Agency, Revenue (Barclay Street Realty) (Insured; FNMA)	0.84	8/7/17	4,445,000	[a]	4,445,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.87	8/10/17	9,925,000		9,925,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.92	9/7/17	2,300,000		2,300,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.96	9/12/17	2,000,000		2,000,000
Pine Bush Central School District, BAN	2.00	9/1/17	2,480,000		2,482,123
Port Authority of New York and New Jersey, CP	0.96	10/11/17	3,000,000		3,000,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Community Development Properties - Vanderbilt/Larned Project) (LOC; M&T Trust)	0.90	8/7/17	965,000	[a]	965,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.85	8/7/17	735,000	[a]	735,000
Tender Option Bond Trust Receipts (Series 2015-ZF0271), (Port Authority of New York and New Jersey, Consolidated Bonds 163rd Series) (Liquidity Facility; Royal Bank of Canada)	0.85	8/7/17	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	0.89	8/7/17	2,320,000	[a,b,c]	2,320,000
Tender Option Bond Trust Receipts (Series 2016-XF0529), (New York State Dormitory Authority, State Sales Tax Revenue) (Liquidity Facility; TD Bank)	0.85	8/7/17	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2016-XF2344), (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects)) (Liquidity Facility; Citibank NA)	0.85	8/7/17	3,400,000	[a,b,c]	3,400,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.86	8/7/17	4,300,000	[a,b,c]	4,300,000
Tender Option Bond Trust Receipts (Series 2016-ZM0128), (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.85	8/7/17	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series 2016-ZM0129), (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.85	8/7/17	2,240,000	[a,b,c]	2,240,000
Tender Option Bond Trust Receipts (Series 2017-XF2399), (Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)) (Liquidity Facility; Barclays Bank PLC)	0.84	8/7/17	2,495,000	[a,b,c]	2,495,000
Tender Option Bond Trust Receipts (Series 2017-XM0476), (Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels)) (Liquidity Facility; JPMorgan Chase Bank)	0.84	8/7/17	2,195,000	[a,b,c]	2,195,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 103.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 103.0% (continued)
Tender Option Bond Trust Receipts (Series 2017-XX1046), (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) (Liquidity Facility; Barclays Bank PLC)	0.85	8/7/17	4,450,000	[a,b,c] 4,450,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.78	8/1/17	1,800,000	[a] 1,800,000
West Babylon Union Free School District, GO Notes, BAN	2.00	11/3/17	5,200,000	5,213,832
Total Investments (cost $183,887,771)			103.0%	183,887,771
Liabilities, Less Cash and Receivables			(3.0%)	(5,381,242)
Net Assets			100.0%	178,506,529

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to $48,075,000 or 26.93% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Housing	16.1
Education	14.9
Transportation Services	13.1
City	12.6
Special Tax	12.5
Industrial	10.2
Utility-Electric	8.0
Lease	5.9
Utility-Water and Sewer	4.4
Health Care	4.1
Other	1.2
103.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Municipal Investments - 101.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.9%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.95	8/7/17	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank AB)	0.88	8/7/17	31,000,000	[a]	31,000,000
		46,000,000
Alaska - 2.3%
Alaska Housing Finance Corp., Revenue (Single Family (Alaska)) (Liquidity Facility; FHLB)	0.82	8/7/17	7,900,000	[a]	7,900,000
Tender Option Bond Trust Receipts (Series 2017-XM0532), (Alaska Municipal Bond Bank Authority, Revenue) (Liquidity Facility; JPMorgan Chase Bank NA)	0.92	8/7/17	10,000,000	[a,b,c]	10,000,000
		17,900,000
Arizona - 4.0%
RBC Muni Products Trust, Revenue (LOC; Royal Bank of Canada)	0.85	8/7/17	10,000,000	[a,b,c]	10,000,000
Salt River Pima-Maricopa Indian Community, Revenue (Liquidity Facility; Bank of America)	0.85	8/7/17	9,220,000	[a]	9,220,000
Yavapai County Industrial Development Authority, Revenue (Skanon Investments, Inc. - Drake Cement Project) (LOC; Citibank NA)	0.84	8/7/17	11,500,000	[a]	11,500,000
		30,720,000
California - 4.5%
California Health Facilities Financing Authority, Revenue (Kaiser Permanente)	0.87	8/7/17	6,000,000	[a]	6,000,000
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	0.80	8/7/17	3,040,000	[a]	3,040,000
RIB Floater Trust (Series 2017-004), (California Health Facilities Financing Authority, Revenue (Dignity Health)) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.90	8/7/17	25,625,000	[a,b,c]	25,625,000
		34,665,000
Colorado - 6.6%
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	0.90	8/7/17	19,200,000	[a]	19,200,000
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System Project)	0.81	8/7/17	8,750,000	[a]	8,750,000
Colorado Springs Utilities System, CP (LOC; Bank of America NA)	0.92	8/10/17	5,000,000		4,999,950
Sheridan Redevelopment Agency, Tax Increment Revenue, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.86	8/7/17	17,830,000	[a]	17,830,000
		50,779,950
Connecticut - 1.8%
RIB Floater Trust (Series 2017-016), (Connecticut, GO) (LOC; Barclays Bank PLC)	0.82	8/1/17	14,000,000	[a,b,c]	14,000,000
Florida - 1.6%
Gainesville Utilities System, Revenue (Liquidity Facility; Landesbank Hessen-Thueringen)	0.73	8/1/17	7,200,000	[a]	7,200,000
Hillsborough County Housing Finance Authority, MFHR (Hunt Club Apartments) (LOC; FHLB)	0.95	8/7/17	5,070,000	[a]	5,070,000
		12,270,000
Georgia - 6.3%
Fulton County Development Authority, Revenue (Children's Healthcare of Atlanta, Inc. Project) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.86	8/7/17	17,475,000	[a]	17,475,000
Fulton County Development Authority, Revenue (King's Ridge Christian School Project) (LOC; Branch Banking and Trust Co.)	0.84	8/7/17	13,635,000	[a]	13,635,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 6.3% (continued)
Paulding County Hospital Authority, RAC (Wellstar Health System) (LOC; Northern Trust Company)	0.83	8/7/17	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2015-XF0089), (Gwinnett County School District, GO Notes) (Liquidity Facility; JPMorgan Chase Bank)	0.84	8/7/17	8,000,000	[a,b,c]	8,000,000
		49,110,000
Illinois - 4.1%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.82	8/7/17	16,900,000	[a]	16,900,000
Galesburg, Revenue (Knox College Project) (LOC; PNC Bank NA)	0.83	8/7/17	4,700,000	[a]	4,700,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Royal Bank of Canada)	0.87	8/7/17	10,365,000	[a,b,c]	10,365,000
		31,965,000
Louisiana - 4.5%
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.74	8/1/17	6,150,000	[a]	6,150,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.74	8/1/17	18,550,000	[a]	18,550,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.74	8/1/17	2,000,000	[a]	2,000,000
Port of New Orleans Board of Commissioners, Subordinate Lien Revenue, Refunding (LOC; FHLB)	1.00	8/7/17	8,025,000	[a]	8,025,000
		34,725,000
Maryland - 5.0%
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.00	8/7/17	2,800,000	[a]	2,800,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	0.87	8/7/17	9,000,000	[a]	9,000,000
Montgomery County, CP (Liquidity Facility; State Street Bank and Trust)	0.91	8/10/17	9,000,000		8,999,640
Montgomery County Consolidated Public Improvement, CP (Liquidity Facility; JPMorgan Chase Bank NA)	0.90	9/18/17	7,000,000		6,999,580
Montgomery County Public Improvement, CP (Liquidity Facility; PNC Bank NA)	0.90	9/18/17	11,000,000		10,999,340
		38,798,560
Massachusetts - 2.5%
MBTA Sales Tax, CP (Liquidity Facility; U.S. Bank NA)	0.90	8/17/17	19,000,000		18,999,620
Michigan - 1.3%
RIB Floater Trust (Series 2017-012), (Revenue, Refunding (Eastern Michigan University)) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.89	8/7/17	10,000,000	[a,b,c]	10,000,000
Minnesota - .7%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.89	8/7/17	5,100,000	[a]	5,100,000
Mississippi - 1.4%
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.72	8/1/17	9,000,000	[a]	9,000,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.72	8/1/17	2,050,000	[a]	2,050,000
		11,050,000
Missouri - 1.3%
Missouri Development Finance Board, Cultural Facilities Revenue ( Kauffman Center for the Preforming Arts Project) (Liquidity Facility; Northern Trust Company)	0.73	8/1/17	10,000,000	[a]	10,000,000
Nebraska - .8%
Madison County Hospital Authority Number 1, HR (Faith Regional Health Services Project) (LOC; U.S. Bank NA)	0.82	8/7/17	5,900,000	[a]	5,900,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - .5%
Rutgers State University, CP (Liquidity Facility; Wells Fargo Bank NA)	0.97	9/12/17	4,049,000		4,048,757
New York - 17.2%
Albany Industrial Development Agency, Civic Facility Revenue (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	0.87	8/7/17	1,980,000	[a]	1,980,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.87	8/7/17	8,705,000	[a]	8,705,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.87	8/7/17	8,180,000	[a]	8,180,000
Metropolitan Transportation Authority, Revenue (Liquidity Facility; Citibank NA)	0.87	8/7/17	3,600,000	[a,b,c]	3,600,000
New York City Housing Development Corporation, Revenue (Liquidity Facility; Wells Fargo Bank NA)	0.81	8/7/17	9,500,000	[a]	9,500,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.87	8/7/17	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.78	8/1/17	15,000,000	[a]	15,000,000
New York City Water & Sewer System, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; The Bank of Tokyo-Mitsubishi UFJ)	0.84	8/7/17	10,005,000	[a]	10,005,000
New York Housing Finance Agency, MFH Revenue (Navy Pier Court Housing) (LOC; PNC Bank NA)	0.83	8/7/17	4,825,000	[a]	4,825,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	0.84	8/7/17	18,975,000	[a]	18,975,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.77	8/1/17	5,000,000	[a]	5,000,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.87	8/10/17	18,000,000		17,999,820
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank NA, Toronto-Dominion Bank, State Street Bank and Trust and Wells Fargo Bank NA)	0.96	9/12/17	3,880,000		3,879,845
Port Authority of New York and New Jersey, CP	0.96	10/11/17	3,325,000		3,324,801
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	0.89	8/7/17	760,000	[a,b,c]	760,000
Tender Option Bond Trust Receipts (Series 2016-ZM0129), (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.85	8/7/17	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2017-XM0516), (Hudson Yards Infrastructure Corporation, 2nd Indenture Revenue, Refunding) (Liquidity Facility; Toronto-Dominion Bank NA)	0.87	8/7/17	9,415,000	[a,b,c]	9,415,000
Tompkins County Industrial Development Agency, Civic Facility Revenue (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.92	8/7/17	7,190,000	[a]	7,190,000
		133,339,466
North Carolina - 4.7%
Guilford County, GO Notes (Liquidity Facility; Branch Banking and Trust Co.)	0.83	8/7/17	25,000,000	[a]	25,000,000
North Carolina, LOR, Refunding (Citigroup ROCS, Series 2015-XF2113) (Liquidity Facility; Citibank NA)	0.85	8/7/17	2,800,000	[a,b,c]	2,800,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
North Carolina - 4.7% (continued)
North Carolina Medical Care Commission, Health Care Facilities Revenue, Refunding (FirstHealth of the Carolinas Project) (Liquidity Facility; Branch Banking and Trust Co.)	0.92	8/7/17	8,815,000	[a]	8,815,000
		36,615,000
Ohio - 2.0%
Ohio Higher Education Facility, CP (Cleveland Clinic Health)	0.90	10/19/17	5,000,000		4,999,950
RIB Floater Trust (Series 2017-003), (Middletown, Hospital Facilities Revenue (Premier Health Partners Obligated Group)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.97	8/7/17	10,800,000	[a,b,c]	10,800,000
		15,799,950
South Carolina - 4.0%
Columbia, Waterworks and Sewer System Revenue (LOC; Sumitomo Mitsui Banking Corp.)	0.82	8/7/17	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.89	8/7/17	21,225,000	[a,b,c]	21,225,000
		31,225,000
Tennessee - 7.7%
Blount County Public Building Authority, Local Government Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.83	8/7/17	7,050,000	[a]	7,050,000
Memphis Regional Authority, CP (Liquidity Facility; Mizuho Bank Ltd.)	0.90	8/16/17	10,000,000		10,000,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America NA)	0.84	8/7/17	34,090,000	[a]	34,090,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College)	0.87	8/7/17	4,500,000	[a]	4,500,000
Tender Option Bond Trust Receipts (Series 2017-XG0145), (Nashville & Davidson Health Education Facility Board, Revenue (Vanderbilt University Medical Center Program)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.89	8/7/17	4,000,000	[a,b,c]	4,000,000
		59,640,000
Texas - 8.7%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.87	8/7/17	18,000,000	[a]	18,000,000
Austin Combined Utility System, CP (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.90	8/22/17	4,420,000		4,419,867
Board of Regents Texas, CP (Texas A&M University)	0.90	9/20/17	7,700,000		7,699,538
Board of Regents Texas, CP (Texas A&M University)	0.97	9/22/17	3,750,000		3,749,100
Fort Bend Independent School District, CP (Liquidity Facility; JPMorgan Chase Bank NA)	0.93	10/6/17	1,600,000		1,600,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.75	8/1/17	1,800,000	[a]	1,800,000
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.95	10/18/17	5,000,000		4,999,500
Houston Combined Utility, CP (Liquidity Facility; State Street Bank and Trust)	0.95	10/17/17	7,000,000		6,999,370
Lubbock Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America and LOC; Permanent School Fund Guarantee Program)	0.84	8/7/17	7,760,000	[a]	7,760,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.88	8/7/17	10,330,000	[a,b,c]	10,330,000
		67,357,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - .8%
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.89	8/7/17	6,400,000	[a]	6,400,000
Virginia - .5%
Alexandria Industrial Development Authority, Headquarters Facilities Revenue (American Academy of Otolaryngology- Head and Neck Surgery Foundation, Inc.) (LOC; Bank of America)	0.83	8/7/17	3,610,000	[a]	3,610,000
Wisconsin - .6%
Milwaukee Redevelopment Authority, Redevelopment LR (University of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.88	8/7/17	4,875,000	[a]	4,875,000
Total Investments (cost $784,899,000)			101.3%	784,893,678
Liabilities, Less Cash and Receivables			(1.3%)	(10,011,296)
Net Assets			100.0%	774,882,382

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $152,920,000 or 19.73% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Health Care	15.1
Utility-Electric	12.1
Education	9.9
Industrial	8.5
County	6.7
City	6.1
Utility-Water and Sewer	6.0
Housing	5.2
Transportation Services	4.8
Pollution Control	4.6
Special Tax	3.8
Lease	2.6
State/Territory	2.2
Other	13.7
101.3

† Based on net assets.

See notes to financial statements.

Dreyfus California AMT-Free Municipal Cash Management
Short-Term Investments - 100.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.6%
ABAG Finance Authority for Nonprofit Corporations, Revenue (San Francisco University High School) (LOC; Northern Trust Co.)	0.78	8/7/17	245,000	[a]	245,000
California, GO Notes (California Public Employment Retirement System and JPMorgan Chase Bank)	0.81	8/7/17	700,000	[a]	700,000
California Enterprise Development Authority, IDR (Pocino Foods Company Project) (LOC; FHLB)	0.87	8/7/17	700,000	[a]	700,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank)	0.89	8/7/17	700,000	[a]	700,000
California Enterprise Development Authority, Recovery Zone Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.87	8/7/17	500,000	[a]	500,000
California Health Facilities Financing Authority, Revenue (Adventist Health System/West) (LOC; U.S. Bank NA)	0.60	8/1/17	300,000	[a]	300,000
California Infrastructure and Economic Development Bank, Revenue (Goodwill Industries of Orange County, California) (LOC; Wells Fargo Bank)	0.83	8/7/17	600,000	[a]	600,000
California Infrastructure and Economic Development Bank, Revenue (Society for the Blind Project) (LOC; U.S. Bank NA)	0.87	8/7/17	700,000	[a]	700,000
California Municipal Finance Authority, MFHR (Pacific Meadows Apartments) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.87	8/7/17	700,000	[a]	700,000
California Pollution Control Financing Authority, EIR (Air Products and Chemicals, Inc./Wilmington Facility)	0.76	8/1/17	1,700,000	[a]	1,700,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; Mizuho Bank, Ltd.)	0.65	8/1/17	700,000	[a]	700,000
California Pollution Control Financing Authority, SWDR (Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.92	8/7/17	700,000	[a]	700,000
California Pollution Control Financing Authority, SWDR (Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.95	8/7/17	1,100,000	[a]	1,100,000
California Statewide Communities Development Authority, MFHR (Pine View Apartments) (LOC; Citibank NA)	0.93	8/7/17	700,000	[a]	700,000
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	0.79	8/7/17	200,000	[a]	200,000
California Statewide Communities Development Authority, Revenue (YMCA of the East Bay Project) (LOC; Wells Fargo Bank)	0.82	8/7/17	140,000	[a]	140,000
Los Angeles Department of Water and Power, Power System Revenue (Liquidity Facility; Bank of America)	0.61	8/1/17	400,000	[a]	400,000
Metropolitan Water District of Southern California, Special Water Revenue, Refunding (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.60	8/1/17	400,000	[a]	400,000
RIB Floater Trust (Series 2017-004), (California Health Facilities Financing Authority, Revenue (Dignity Health)) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.90	8/7/17	700,000	[a,b,c]	700,000
Sacramento County Housing Authority, MFHR, Refunding (Ashford Park Apartments) (LOC; FNMA)	0.82	8/7/17	150,000	[a]	150,000
Sacramento County Housing Authority, MFHR, Refunding (Stonebridge Apartments) (LOC; FNMA)	0.85	8/7/17	700,000	[a]	700,000
San Bernardino County, MFHR, Refunding (Mountain View Apartments) (LOC; FNMA)	0.82	8/7/17	200,000	[a]	200,000
San Bernardino County, MFHR, Refunding (Somerset Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.82	8/7/17	145,000	[a]	145,000
San Bernardino County, MFHR, Refunding (Sycamore Terrace Apartments) (LOC; FNMA)	0.82	8/7/17	700,000	[a]	700,000
Tender Option Bond Trust Receipts (Series 2017-XF2415), (California Health Facilities Financing Authority, Revenue (El Camino Hospital)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.87	8/7/17	575,000	[a,b,c]	575,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free Municipal Cash Management (continued)
Short-Term Investments - 100.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - 100.6% (continued)
West Covina Redevelopment Agency, LR, Refunding (The Lakes Public Parking Project) (LOC; Wells Fargo Bank)	0.92	8/7/17	200,000	[a] 200,000
Total Investments (cost $14,555,000)			100.6%	14,555,000
Liabilities, Less Cash and Receivables			(0.6%)	(91,335)
Net Assets			100.0%	14,463,665

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to $1,275,000 or 8.82% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Industrial	25.6
Housing	24.2
Pollution Control	16.6
Healthcare	10.9
Utility-Water and Sewer	5.5
State/Territory	4.8
Education	1.7
Lease	1.4
Other	9.9
100.6

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2017 (Unaudited)

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	3,517,632,910	††	67,321,856,848	††	4,654,836,637	33,285,257,081	††	37,293,784,664
Cash	-		-		-	-		6,726,688
Interest receivable	1,589,778		26,367,807		2,145,768	19,229,348		11,688,372
Receivable for shares of Beneficial Interest subscribed	20,000		7,193		-	-		9,675
Prepaid expenses and other assets	565,840		612,050		190,902	595,716		638,094
	3,519,808,528		67,348,843,898		4,657,173,307	33,305,082,145		37,312,847,493
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	163,834		9,521,307		986,801	5,693,798		6,415,902
Cash overdraft due to Custodian	1,704,048		19,667,822		417,885	16,223,112		-
Payable for shares of Beneficial Interest redeemed	1,356		18,134,561		-	880,464		25,060,312
Payable for investment securities purchased	-		-		-	1,599,371,069		2,998,264,610
Accrued expenses	214,055		2,400,724		94,007	264,784		230,392
	2,083,293		49,724,414		1,498,693	1,622,433,227		3,029,971,216
Net Assets ($)	3,517,725,235		67,299,119,484		4,655,674,614	31,682,648,918		34,282,876,277
Composition of Net Assets ($):
Paid-in capital	3,516,987,279		67,300,135,806		4,655,800,287	31,683,860,245		34,282,732,172
Accumulated net realized gain (loss) on investments	191,019		(1,016,322)		(125,673)	(1,211,327)		144,105
Accumulated net unrealized appreciation (depreciation) on investments	546,937		-		-	-		-
Net Assets ($)	3,517,725,235		67,299,119,484		4,655,674,614	31,682,648,918		34,282,876,277
† Investments at cost ($)	3,517,085,973		67,321,856,848		4,654,836,637	33,285,257,081		37,293,784,664
†† Value of repurchase agreements—Note 1(b) ($)	250,000,000		39,314,921,250		-	18,838,760,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	3,238,277,297		63,258,799,353		3,607,216,711	28,273,475,766		27,842,656,167
Shares Outstanding	3,237,981,306		63,259,759,379		3,607,312,264	28,274,560,276		27,842,548,798
Net Asset Value Per Share ($)	1.0001		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	123,467,992		2,052,305,898		319,561,816	2,041,221,552		1,982,385,359
Shares Outstanding	123,453,251		2,052,332,136		319,575,020	2,041,296,788		1,982,385,140
Net Asset Value Per Share ($)	1.0001		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	127,689,090		1,782,589,955		425,203,853	449,935,151		2,545,144,122
Shares Outstanding	127,676,903		1,782,648,504		425,214,724	449,952,232		2,545,144,789
Net Asset Value Per Share ($)	1.0001		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	21,130,393		116,424,784		289,497,658	912,235,375		1,894,253,127
Shares Outstanding	21,128,470		116,426,659		289,506,798	912,269,545		1,894,216,152
Net Asset Value Per Share ($)	1.0001		1.00		1.00	1.00		1.00
Agency Shares
Net Assets ($)	7,160,463		88,999,494		14,194,576	1,564,756		18,437,502
Shares Outstanding	7,159,746		89,000,526		14,195,283	1,564,839		18,437,292
Net Asset Value Per Share ($)	1.0001		1.00		1.00	1.00		1.00
Premier Shares
Net Assets ($)	-		-		-	4,216,318		-
Shares Outstanding	-		-		-	4,216,565		-
Net Asset Value Per Share ($)	-		-		-	1.00		-

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	182,450,108	183,887,771	784,893,678	14,555,000
Cash	-	-	6,877,308	-
Interest receivable	197,122	248,297	674,804	12,614
Prepaid expenses	42,331	29,906	43,634	8,665
	182,689,561	184,165,974	792,489,424	14,576,279
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	62,443	66,130	163,329	5,803
Cash overdraft due to Custodian	83,503	339,780	-	14,443
Payable for shares of Beneficial Interest redeemed	-	-	152,930	62,411
Payable for investment securities purchased	-	5,213,832	17,213,365	-
Accrued expenses	34,165	39,703	77,418	29,957
	180,111	5,659,445	17,607,042	112,614
Net Assets ($)	182,509,450	178,506,529	774,882,382	14,463,665
Composition of Net Assets ($):
Paid-in capital	182,509,899	178,507,229	774,872,788	14,463,665
Accumulated net realized gain (loss) on investments	(449)	(700)	14,916	-
Accumulated net unrealized appreciation (depreciation) on investments	-	-	(5,322)	-
Net Assets ($)	182,509,450	178,506,529	774,882,382	14,463,665
† Investments at cost ($)	182,450,108	183,887,771	784,899,000	14,555,000
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	5,623,439	76,828,735	735,608,581	6,733,666
Shares Outstanding	5,623,415	76,830,224	735,599,344	6,728,616
Net Asset Value Per Share ($)	1.00	1.00	1.0000	1.00
Investor Shares
Net Assets ($)	176,399,360	90,922,691	38,817,655	4,644,123
Shares Outstanding	176,398,116	90,925,290	38,817,307	4,640,683
Net Asset Value Per Share ($)	1.00	1.00	1.0000	1.00
Administrative Shares
Net Assets ($)	229,217	10,755,102	46,471	-
Shares Outstanding	229,217	10,755,390	46,471	-
Net Asset Value Per Share ($)	1.00	1.00	1.0000	-
Participant Shares
Net Assets ($)	257,434	1	409,675	3,085,876
Shares Outstanding	257,423	1	409,667	3,083,597
Net Asset Value Per Share ($)	1.00	1.00	1.0000	1.00

See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2017 (Unaudited)

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	17,294,262	255,558,255	19,296,702	94,929,989	135,979,767
Expenses:
Management fee—Note 2(a)	3,003,683	59,895,352	4,823,466	22,200,976	35,343,642
Prospectus and shareholders’ reports	568,163	478,199	79,992	37,201	78,286
Registration fees	311,924	2,264,904	119,721	370,944	233,877
Service plan fees—Note 2(b)	262,030	3,325,051	1,287,339	5,442,367	7,274,401
Shareholder servicing costs—Note 2(c)	197,921	329,091	19,772	155,016	190,183
Custodian fees—Note 2(c)	87,154	1,021,145	101,312	353,196	440,307
Professional fees	28,185	33,160	32,126	28,790	29,724
Trustees’ fees and expenses—Note 2(d)	24,508	280,420	24,638	110,196	184,991
Miscellaneous	68,135	255,384	59,013	144,729	212,045
Total Expenses	4,551,703	67,882,706	6,547,379	28,843,415	43,987,456
Less—reduction in expenses due to undertakings—Note 2(a)	(1,046,679)	(19,893,461)	(829,231)	(1,602,780)	(4,892,317)
Less—reduction in fees due to earnings credits—Note 2(c)	(2,144)	(586,988)	(1,783)	(7,617)	(49,433)
Net Expenses	3,502,880	47,402,257	5,716,365	27,233,018	39,045,706
Investment Income—Net	13,791,382	208,155,998	13,580,337	67,696,971	96,934,061
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	28,075	(270,317)	(62,465)	(183,967)	(100,619)
Net unrealized appreciation (depreciation) on investments	(178,454)	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	(150,379)	(270,317)	(62,465)	(183,967)	(100,619)
Net Increase in Net Assets Resulting from Operations	13,641,003	207,885,681	13,517,872	67,513,004	96,833,442

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Investment Income ($):
Interest Income	749,289	796,940	2,925,400	72,193
Expenses:
Management fee—Note 2(a)	180,570	191,980	716,959	17,407
Service plan fees—Note 2(b)	220,073	136,840	49,964	16,467
Registration fees	43,945	23,678	41,979	5,770
Professional fees	32,981	27,981	37,204	26,181
Prospectus and shareholders’ reports	23,699	25,832	26,733	16,330
Shareholder servicing costs—Note 2(c)	9,862	12,685	65,569	10,351
Custodian fees—Note 2(c)	8,084	5,758	28,659	1,769
Trustees’ fees and expenses—Note 2(d)	723	993	3,619	188
Miscellaneous	26,613	24,130	48,004	16,523
Total Expenses	546,550	449,877	1,018,690	110,986
Less—reduction in expenses due to undertakings—Note 2(a)	(90,298)	-	(23)	(39,638)
Less—reduction in fees due to earnings credits—Note 2(c)	(189)	(734)	(2,749)	(26)
Net Expenses	456,063	449,143	1,015,918	71,322
Investment Income—Net	293,226	347,797	1,909,482	871
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	-	-	14,916	-
Net unrealized appreciation (depreciation) on investments	-	-	(5,162)	-
Net Realized and Unrealized Gain (Loss) on Investments	-	-	9,754	-
Net Increase in Net Assets Resulting from Operations	293,226	347,797	1,919,236	871

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations ($):
Investment income—net	13,791,382	42,621,614	208,155,998	91,689,894
Net realized gain (loss) on investments	28,075	199,264	(270,317)	(422,266)
Net unrealized appreciation (depreciation) on investments	(178,454)	725,391	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	13,641,003	43,546,269	207,885,681	91,267,628
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(12,758,985)	(39,439,867)	(198,022,371)	(86,750,401)
Investor Shares	(453,125)	(540,898)	(3,480,586)	(650,545)
Administrative Shares	(490,707)	(2,313,354)	(6,292,866)	(4,078,287)
Participant Shares	(52,952)	(58,331)	(148,299)	(11,686)
Agency Shares	(35,613)	(269,164)	(211,876)	(198,975)
Total Distributions	(13,791,382)	(42,621,614)	(208,155,998)	(91,689,894)
Beneficial Interest Transactions ($1.00 per share):[a]
Net proceeds from shares sold:
Institutional Shares	16,432,678,664	77,402,788,948	207,464,307,359	214,528,747,522
Investor Shares	548,436,104	2,315,932,327	3,138,166,393	6,014,020,045
Administrative Shares	221,835,345	7,328,801,435	10,926,950,237	19,364,686,700
Participant Shares	8,754,183	961,075,440	239,400,333	592,389,137
Agency Shares	10,452,686	4,863,140,280	134,480,270	3,302,469,648
Distributions reinvested:
Institutional Shares	1,728,094	6,100,583	45,422,349	17,435,982
Investor Shares	109,403	267,704	2,380,186	446,119
Administrative Shares	42,262	1,797,953	5,396,897	3,784,314
Participant Shares	219	42,752	9,210	1,696
Agency Shares	4,964	31,597	35,346	35,019
Cost of shares redeemed:
Institutional Shares	(16,121,519,340)	(94,796,975,131)	(193,469,816,555)	(181,820,511,797)
Investor Shares	(556,314,405)	(3,762,869,293)	(2,772,081,595)	(5,865,642,879)
Administrative Shares	(203,972,718)	(9,255,208,188)	(12,517,497,129)	(17,892,800,343)
Participant Shares	(6,930,293)	(1,746,315,584)	(220,408,145)	(543,842,281)
Agency Shares	(10,545,139)	(4,996,986,523)	(126,821,966)	(3,286,574,310)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	324,760,029	(21,678,375,700)	12,849,923,190	34,414,644,572
Total Increase (Decrease) in Net Assets	324,609,650	(21,677,451,045)	12,849,652,873	34,414,222,306
Net Assets ($):
Beginning of Period	3,193,115,585	24,870,566,630	54,449,466,611	20,035,244,305
End of Period	3,517,725,235	3,193,115,585	67,299,119,484	54,449,466,611

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	16,429,796,190	77,400,855,325	-	-
Shares issued for distributions reinvested	1,727,837	6,100,500	-	-
Shares redeemed	(16,118,518,108)	(94,794,774,501)	-	-
Net Increase (Decrease) in Shares Outstanding	313,005,919	(17,387,818,676)	-	-
Investor Shares
Shares sold	548,326,008	2,315,852,654	-	-
Shares issued for distributions reinvested	109,385	267,701	-	-
Shares redeemed	(556,203,355)	(3,762,773,377)	-	-
Net Increase (Decrease) in Shares Outstanding	(7,767,962)	(1,446,653,022)	-	-
Administrative Shares
Shares sold	221,789,812	7,328,767,595	-	-
Shares issued for distributions reinvested	42,255	1,797,950	-	-
Shares redeemed	(203,931,341)	(9,255,163,636)	-	-
Net Increase (Decrease) in Shares Outstanding	17,900,726	(1,924,598,091)	-	-
Participant Shares
Shares sold	8,752,904	961,074,606	-	-
Shares issued for distributions reinvested	219	42,752	-	-
Shares redeemed	(6,928,876)	(1,746,311,573)	-	-
Net Increase (Decrease) in Shares Outstanding	1,824,247	(785,194,215)	-	-
Agency Shares
Shares sold	10,449,895	4,863,139,026	-	-
Shares issued for distributions reinvested	4,962	31,596	-	-
Shares redeemed	(10,542,616)	(4,996,985,062)	-	-
Net Increase (Decrease) in Shares Outstanding	(87,759)	(133,814,440)	-	-

aEffective October 10, 2016, Dreyfus Cash Management adopted the SEC‘s money market fund amendments and began calculating its net asset value to four decimals.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government Securities Cash Management		Dreyfus Treasury & Agency Cash Management
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017[a]
Operations ($):
Investment income—net	13,580,337	7,752,366	67,696,971	38,242,978
Net realized gain (loss) on investments	(62,465)	(43,244)	(183,967)	(627,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,517,872	7,709,122	67,513,004	37,615,719
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(11,507,115)	(7,155,729)	(61,269,591)	(37,079,413)
Investor Shares	(719,384)	(96,790)	(4,012,368)	(510,823)
Administrative Shares	(1,009,029)	(448,116)	(1,050,975)	(354,515)
Participant Shares	(307,815)	(31,175)	(1,344,292)	(75,293)
Agency Shares	(36,994)	(20,556)	(5,112)	(218,377)
Service Shares	-	-	-	(22)
Select Shares	-	-	-	(41)
Premier Shares	-	-	(14,633)	(4,494)
Total Distributions	(13,580,337)	(7,752,366)	(67,696,971)	(38,242,978)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,295,715,694	11,972,265,363	50,566,296,192	98,082,627,152
Investor Shares	468,466,048	1,125,139,820	2,762,754,846	7,892,968,798
Administrative Shares	681,778,082	1,749,960,267	785,833,155	1,674,810,154
Participant Shares	448,494,976	977,614,218	4,429,565,256	5,260,669,620
Agency Shares	5,728,708	9,848,250	7,869,422	428,820,150
Service Shares	-	-	-	640,353
Select Shares	-	-	-	950,012
Premier Shares	-	-	84,063,255	289,046,941
Distributions reinvested:
Institutional Shares	1,192,695	692,409	12,448,364	9,055,233
Investor Shares	459,756	62,675	780,941	129,801
Administrative Shares	954,024	419,092	632,779	170,564
Participant Shares	271,640	27,234	1,081,396	47,932
Agency Shares	-	-	218	163,366
Cost of shares redeemed:
Institutional Shares	(4,456,307,240)	(10,488,638,937)	(39,159,020,901)	(97,537,484,964)
Investor Shares	(496,550,121)	(1,358,130,396)	(2,476,821,945)	(8,542,874,763)
Administrative Shares	(650,412,173)	(2,003,904,683)	(615,327,573)	(1,761,349,600)
Participant Shares	(494,963,449)	(939,898,715)	(4,775,743,412)	(4,598,603,261)
Agency Shares	(5,229,831)	(8,775,463)	(7,865,429)	(435,049,758)
Service Shares	-	-	-	(5,397,145)
Select Shares	-	-	-	(5,864,598)
Premier Shares	-	-	(93,040,281)	(298,970,226)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(200,401,191)	1,036,681,134	11,523,506,283	454,505,761
Total Increase (Decrease) in Net Assets	(200,463,656)	1,036,637,890	11,523,322,316	453,878,502
Net Assets ($):
Beginning of Period	4,856,138,270	3,819,500,380	20,159,326,602	19,705,448,100
End of Period	4,655,674,614	4,856,138,270	31,682,648,918	20,159,326,602

aEffective March 1, 2016, Dreyfus Treasury & Agency Cash Mangagment Service Shares and Select Shares were terminated.
See notes to financial statements.

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations ($):
Investment income—net	96,934,061	56,392,162	293,226	97,074
Net realized gain (loss) on investments	(100,619)	303,649	-	(449)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,833,442	56,695,811	293,226	96,625
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(85,242,998)	(53,794,518)	(13,237)	(32,093)
Investor Shares	(3,349,458)	(468,001)	(277,048)	(93,159)
Administrative Shares	(6,652,274)	(1,838,449)	(2,088)	(1,625)
Participant Shares	(1,620,096)	(246,108)	(853)	(4,709)
Agency Shares	(69,235)	(45,086)	-	-
Tax return of capital:
Institutional Shares	-	-	-	(92,777)
Investor Shares	-	-	-	(127,467)
Administrative Shares	-	-	-	(19,142)
Participant Shares	-	-	-	(59,388)
Total Distributions	(96,934,061)	(56,392,162)	(293,226)	(430,360)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	34,054,384,229	101,870,711,050	9,480,362	178,119,891
Investor Shares	2,324,418,894	7,349,035,864	45,067,262	250,524,455
Administrative Shares	5,886,327,726	5,987,456,039	7,073,544	10,854,707
Participant Shares	4,686,952,489	10,785,574,831	457,590	30,275,100
Agency Shares	34,472,736	607,694,244	-	-
Distributions reinvested:
Institutional Shares	21,633,778	13,183,364	6,704	20,705
Investor Shares	2,474,180	342,753	275,927	91,770
Administrative Shares	5,998,087	1,630,471	2,088	1,560
Participant Shares	959,688	172,120	766	4,107
Agency Shares	62,903	39,657	-	-
Cost of shares redeemed:
Institutional Shares	(33,893,745,781)	(105,075,554,602)	(7,008,157)	(282,050,843)
Investor Shares	(2,443,815,286)	(9,596,285,043)	(43,157,399)	(177,736,971)
Administrative Shares	(5,797,913,463)	(4,244,077,356)	(6,925,667)	(18,460,136)
Participant Shares	(4,867,318,307)	(11,946,623,753)	(1,603,538)	(46,879,580)
Agency Shares	(43,135,197)	(605,771,969)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(28,243,324)	(4,852,472,330)	3,669,482	(55,235,235)
Total Increase (Decrease) in Net Assets	(28,343,943)	(4,852,168,681)	3,669,482	(55,568,970)
Net Assets ($):
Beginning of Period	34,311,220,220	39,163,388,901	178,839,968	234,408,938
End of Period	34,282,876,277	34,311,220,220	182,509,450	178,839,968

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus AMT-Free New York Municipal Cash Management			Dreyfus AMT-Free Tax Exempt Cash Management
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations ($):
Investment income—net	347,797		300,553	1,909,482	2,703,610
Net realized gain (loss) on investments	-		(700)	14,916	19,121
Net unrealized appreciation (depreciation) on investments	-		-	(5,162)	(160)
Net Increase (Decrease) in Net Assets Resulting from Operations	347,797		299,853	1,919,236	2,722,571
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(192,214)		(208,359)	(1,848,182)	(2,624,369)
Investor Shares	(131,484)		(74,000)	(60,871)	(77,622)
Administrative Shares	(24,099)		(18,097)	(95)	(18,319)
Participant Shares	-	[a]	(97)	(334)	(2,421)
Total Distributions	(347,797)		(300,553)	(1,909,482)	(2,722,731)
Beneficial Interest Transactions ($1.00 per share):[b]
Net proceeds from shares sold:
Institutional Shares	93,717,222		227,993,885	2,393,486,702	5,843,182,679
Investor Shares	55,229,731		160,543,896	326,905	719,366,619
Administrative Shares	4,135,852		15,902,559	-	79,228,473
Participant Shares	-		1,197,146	-	42,608,569
Distributions reinvested:
Institutional Shares	38,259		40,643	414,139	690,416
Investor Shares	124,771		69,153	3,290	18,683
Administrative Shares	24,070		17,764	95	15,391
Participant Shares	-		85	334	885
Cost of shares redeemed:
Institutional Shares	(102,129,795)		(327,346,372)	(2,262,084,093)	(6,795,952,530)
Investor Shares	(85,775,120)		(252,527,269)	(2,229,654)	(965,985,728)
Administrative Shares	(6,475,404)		(23,499,495)	-	(114,503,580)
Participant Shares	-		(2,604,132)	(119,348)	(80,857,568)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(41,110,414)		(200,212,137)	129,798,370	(1,272,187,691)
Total Increase (Decrease) in Net Assets	(41,110,414)		(200,212,837)	129,808,124	(1,272,187,851)
Net Assets ($):
Beginning of Period	219,616,943		419,829,780	645,074,258	1,917,262,109
End of Period	178,506,529		219,616,943	774,882,382	645,074,258
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-		-	2,393,486,702	5,843,182,679
Shares issued for distributions reinvested	-		-	414,139	690,416
Shares redeemed	-		-	(2,262,084,093)	(6,795,952,530)
Net Increase (Decrease) in Shares Outstanding	-		-	131,816,748	(952,079,435)
Investor Shares
Shares sold	-		-	326,905	719,366,619
Shares issued for distributions reinvested	-		-	3,290	18,683
Shares redeemed	-		-	(2,229,653)	(965,985,728)
Net Increase (Decrease) in Shares Outstanding	-		-	(1,899,458)	(246,600,426)
Administrative Shares
Shares sold	-		-	-	79,228,473
Shares issued for distributions reinvested	-		-	95	15,391
Shares redeemed	-		-	-	(114,503,580)
Net Increase (Decrease) in Shares Outstanding	-		-	95	(35,259,716)
Participant Shares
Shares sold	-		-	-	42,608,569
Shares issued for distributions reinvested	-		-	334	885
Shares redeemed	-		-	(119,348)	(80,857,568)
Net Increase (Decrease) in Shares Outstanding	-		-	(119,014)	(38,248,114)

aAmount represents less than $1.
bEffective October 10, 2016, Dreyfus AMT-Free Tax Exempt Cash Management adopted the SEC‘s money market fund amendments and began calculating its net asset value to four decimals.
See notes to financial statements.

	Dreyfus California AMT-Free Municipal Cash Management
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations ($):
Investment income—net	871	91,009
Net realized gain (loss) on investments	-	34,333
Net Increase (Decrease) in Net Assets Resulting from Operations	871	125,342
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(321)	(77,446)
Investor Shares	(370)	(12,369)
Participant Shares	(180)	(1,194)
Net realized gain on investments:
Institutional Shares	-	(12,856)
Investor Shares	-	(13,337)
Participant Shares	-	(8,482)
Total Distributions	(871)	(125,684)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,494,202	160,855,326
Investor Shares	26,170,275	341,664,342
Participant Shares	7,104,601	91,018,521
Distributions reinvested:
Institutional Shares	321	30,416
Investor Shares	360	11,510
Participant Shares	166	1,041
Cost of shares redeemed:
Institutional Shares	(195,133)	(358,312,276)
Investor Shares	(27,311,002)	(569,080,459)
Participant Shares	(7,173,059)	(100,199,028)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	90,731	(434,010,607)
Total Increase (Decrease) in Net Assets	90,731	(434,010,949)
Net Assets ($):
Beginning of Period	14,372,934	448,383,883
End of Period	14,463,665	14,372,934

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.0002	.0047		(.0001)	(.0047)		1.0001	.46	[a]	.29	[b]	.22	[b]	.93	[b]	3,238,277
Year Ended January 31,
2017[c]	1.00	.0036		.0002	(.0036)		1.0002	.38		.22		.22		.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21		.20		.07		20,312,768
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.03		.21		.15		.03		23,109,317
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.04		.21		.15		.04		24,356,373
2013	1.00	.001		-	(.001)		1.00	.08		.21		.21		.08		23,193,207
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.0002	.0035		(.0001)	(.0035)		1.0001	.34	[a]	.53	[b]	.46	[b]	.70	[b]	123,468
Year Ended January 31,
2017[c]	1.00	.0012		.0002	(.0012)		1.0002	.15		.47		.46		.06		131,245
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.26		.00	[e]	1,577,869
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.18		.00	[e]	1,877,431
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.19		.00	[e]	2,228,079
2013	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.29		.00	[e]	2,692,003
Administrative Shares
Six Months Ended July 31, 2017 (Unaudited)	1.0002	.0043		(.0001)	(.0043)		1.0001	.41	[a]	.37	[b]	.31	[b]	.84	[b]	127,689
Year Ended January 31,
2017[c]	1.00	.0027		.0002	(.0027)		1.0002	.29		.32		.32		.20		109,801
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.02		.31		.25		.02		2,034,366
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.31		.18		.00	[e]	1,521,958
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.31		.19		.00	[e]	1,422,803
2013	1.00	.000	[d]	-	(.000)	[d]	1.00	.01		.31		.28		.00	[e]	1,271,175
Participant Shares
Six Months Ended July 31, 2017 (Unaudited)	1.0002	.0027		(.0001)	(.0027)		1.0001	.25	[a]	.68	[b]	.61	[b]	.54	[b]	21,130
Year Ended January 31,
2017[c]	1.00	.0005		.0002	(.0005)		1.0002	.07		.62		.50		.01		19,308
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.61		.26		.00	[e]	804,502
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.61		.18		.00	[e]	1,068,772
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.61		.19		.00	[e]	1,049,170
2013	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.61		.29		.00	[e]	768,484
Agency Shares
Six Months Ended July 31, 2017 (Unaudited)	1.0002	.0044		(.0001)	(.0044)		1.0001	.43	[a]	.34	[b]	.27	[b]	.88	[b]	7,160
Year Ended January 31,
2017[c]	1.00	.0031		.0002	(.0031)		1.0002	.33		.28		.28		.23		7,249
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.03		.27		.24		.03		141,061
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.27		.18		.00	[e]	140,554
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.27		.19		.00	[e]	186,118
2013	1.00	.000	[d]	-	(.000)	[d]	1.00	.03		.27		.26		.03		127,787

a Not Annualized.
b Annualized.
c Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
d Amount represents less than $.001 per share.
e Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.004		(.004)		1.00	.35	[a]	.22	[b]	.15	[b]	.71	[b]	63,258,799
Year Ended January 31,
2017	1.00	.003		(.003)		1.00	.27		.22		.15		.30		49,219,152
2016	1.00	.000	[c]	(.000)	[c]	1.00	.03		.21		.12		.03		16,493,855
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		16,874,952
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.09		.01		14,577,411
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.16		.01		13,228,266
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.22	[a]	.46	[b]	.40	[b]	.44	[b]	2.052.306
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.04		.46		.38		.05		1,683,826
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		1,535,017
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,239,904
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.09		.01		1,863,099
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.16		.01		1,766,148
Administrative Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.29	[a]	.31	[b]	.25	[b]	.55	[b]	1,782,590
Year Ended January 31,
2017	1.00	.002	[c]	(.002)	[c]	1.00	.16		.31		.25		.21		3,367,764
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		1,892,123
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		508,979
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.09		.01		515,103
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.16		.01		978,966
Participant Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.14	[a]	.61	[b]	.55	[b]	.29	[b]	116,425
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.61		.43		.02		97,423
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.12		.01		48,876
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.07		.01		113,734
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.10		.01		174,370
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.16		.01		287,322
Agency Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.32	[a]	.27	[b]	.21	[b]	.64	[b]	88,999
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.20		.27		.22		.22		81,302
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.27		.13		.02		65,374
2015	1.00	.000	C	(.000)	[c]	1.00	.01		.27		.07		.01		100,974
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.10		.01		101,660
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.15		.01		78,523

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.31	[a]	.22	[b]	.18	[b]	.62	[b]	3,607,217
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.22		.22		.18		.22		3,766,664
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.22		.10		.01		2,282,377
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.06		.00	[d]	2,952,007
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.08		.00	[d]	3,911,061
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.12		.00	[d]	3,518,598
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.18	[a]	.47	[b]	.44	[b]	.37	[b]	319,562
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.47		.38		.02		347,191
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.11		.00	[d]	580,124
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	460,122
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.08		.00	[d]	514,728
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.12		.00	[d]	453,596
Administrative Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.25	[a]	.32	[b]	.29	[b]	.52	[b]	425,204
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.10		.32		.30		.10		392,889
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.12		.00	[d]	646,418
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.06		.00	[d]	300,887
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.08		.00	[d]	512,911
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.32		.12		.00	[d]	567,735
Participant Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.11	[a]	.62	[b]	.59	[b]	.21	[b]	289,498
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.39		.01		335,698
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.11		.00	[d]	297,958
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.06		.00	[d]	300,356
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.08		.00	[d]	213,359
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.12		.00	[d]	229,473
Agency Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.27	[a]	.28	[b]	.25	[b]	.55	[b]	14,195
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.14		.28		.26		.14		13,696
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.30		.13		.00	[d]	12,623
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.06		.00	[d]	10,776
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.09		.00	[d]	9,989
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.12		.00	[d]	36,868

a Annualized.

b Not annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.32	[a]	.21	[b]	.20	[b]	.66	[b]	28,273,476
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.22		.21		.18		.23		16,853,981
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.21		.10		.02		16,300,313
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		16,380,228
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		15,067,833
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.13		.01		14,498,847
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.19	[a]	.46	[b]	.45	[b]	.41	[b]	2,041,222
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.03		.46		.37		.02		1,754,491
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.11		.01		2,404,304
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.06		.01		2,364,649
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,069,648
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		2,270,017
Administrative Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.27	[a]	.31	[b]	.30	[b]	.57	[b]	449,935
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.12		.31		.29		.12		278,799
2016	1.00	000	[c]	(.000)	[c]	1.00	.01		.31		.10		.01		365,175
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.06		.01		534,032
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		561,598
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		620,440
Participant Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.12	[a]	.61	[b]	.59	[b]	.19	[b]	912,235
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.41		.01		1,257,301
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.11		.01		595,242
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.06		.01		654,427
2014	1.00	.000	C	(.000)	[c]	1.00	.01		.61		.07		.01		512,744
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.13		.01		603,156
Agency Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.29	[a]	.27	[b]	.26	[b]	.59	[b]	1,565
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.15		.27		.25		.19		1,561
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.27		.10		.01		7,627
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.06		.01		8,560
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.08		.01		22,394
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.14		.01		28,052
Premier Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.16	[a]	.52	[b]	.50	[b]	.26	[b]	4,216
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.52		.38		.02		13,193
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.11		.01		23,116
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.06		.01		17,446
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.07		.01		12,414
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.14		.01		25,154

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.30	[a]	.21	[b]	.18	[b]	.59	[b]	27,842,656
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.19		.21		.18		.19		27,660,470
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		30,851,896
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.04		.00	[d]	28,812,494
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.06		.00	[d]	32,447,753
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.09		.00	[d]	24,581,949
Investor Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.17	[a]	.46	[b]	.43	[b]	.34	[b]	1,982,385
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.46		.34		.02		2,099,312
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.07		.00	[d]	4,346,185
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.04		.00	[d]	3,549,024
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	3,354,045
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.09		.00	[d]	4,067,494
Administrative Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.24	[a]	.31	[b]	.28	[b]	.49	[b]	2,545,144
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.09		.31		.29		.10		2,450,740
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.07		.00	[d]	705,722
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.04		.00	[d]	683,313
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.06		.00	[d]	698,523
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.09		.00	[d]	749,657
Participant Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.10	[a]	.61	[b]	.57	[b]	.19	[b]	1,894,253
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.36		.01		2,073,661
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,234,511
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.04		.00	[d]	4,311,165
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,463,773
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.09		.00	[d]	3,674,210
Agency Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.26	[a]	.27	[b]	.24	[b]	.51	[b]	18,438
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.12		.27		.25		.12		27,037
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.06		.00	[d]	25,075
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.04		.00	[d]	36,063
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.05		.00	[d]	42,183
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.08		.00	[d]	24,151

a Annualized.

b Not annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		-	-	1.00	.28	[a]	.50	[b]	.40	[b]	.57	[b]	5,623
Year Ended January 31,
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41		.28		.04		3,145
2016	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.30		.10		.00	[d]	107,204
2015	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.29		.13		.00	[d]	61,570
2014	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.27		.20		.00	[d]	89,617
2013	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.24		.23		.01		352,511
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		-	-	1.00	.16	[a]	.61	[b]	.51	[b]	.32	[b]	176,399
Year Ended January 31,
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64		.45		.08		174,214
2016	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.54		.10		.00	[d]	101,477
2015	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.54		.13		.00	[d]	155,166
2014	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.52		.19		.00	[d]	152,336
2013	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.49		.25		.00	[d]	211,525
Administrative Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		-	-	1.00	.22	[a]	.47	[b]	.37	[b]	.50	[b]	229
Year Ended January 31,
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.56		.53		.31		.03		79
2016	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.39		.10		.00	[d]	7,699
2015	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.39		.13		.00	[d]	31,086
2014	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.37		.18		.00	[d]	76,562
2013	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.34		.25		.00	[d]	208,190
Participant Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		-	-	1.00	.08	[a]	.76	[b]	.66	[b]	.16	[b]	257
Year Ended January 31,
2017	1.00	.005		(.000)	[c]	(.005)	(.005)	1.00	.48		.89		.40		.02		1,403
2016	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.70		.10		.00	[d]	18,029
2015	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.69		.13		.00	[d]	14,452
2014	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.67		.19		.00	[d]	8,248
2013	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.65		.25		.00	[d]	20,524

a Not Annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.003		(.003)		1.00	.25	[a]	.34	[b]	.33	[b]	.51	[b]	76,829
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.21		.29		.25		.16		85,203
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.10		.00	[d]	184,514
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.25		.13		.00	[d]	125,650
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.26		.18		.00	[d]	141,968
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.25		.23		.01		133,276
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.13	[a]	.57	[b]	.57	[b]	.25	[d]	90,923
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.06		.54		.41		.05		121,343
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.51		.11		.00	[d]	213,259
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.50		.13		.00	[d]	260,668
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.50		.18		.00	[d]	355,539
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.50		.24		.00	[d]	199,883
Administrative Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.002		(.002)		1.00	.20	[a]	.42	[b]	.42	[b]	.40	[b]	10,755
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.13		.40		.34		.12		13,071
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.36		.10		.00	[d]	20,650
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.35		.13		.00	[d]	10,176
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.36		.19		.00	[d]	9,914
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.35		.25		.00	[d]	10,136
Participant Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.001		(.001)		1.00	.06	[a]	.74	[b]	.73	[b]	.11	[b]	-[e]
Year Ended January 31,
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.70		.33		.01		-[e]
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.68		.10		.00	[d]	1,407
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.66		.13		.00	[d]	1,195
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.66		.19		.00	[d]	3,242
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.66		.25		.00	[d]	13,184

a Not Annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

e Amount represents less than $1,000.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.0000	.0027		.0000[a]	(.0027)		1.0000	.27	[b]	.27	[c]	.27	[c]	.55	[c]	735,609
Year Ended January 31,
2017[d]	1.00	.0026		.0000[a]	(.0026)		1.0000	.26		.24		.21		.21		603,783
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.23		.08		.00	[f]	1,555,860
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.24		.10		.00	[f]	1,617,674
2014	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.24		.13		.00	[f]	1,849,687
2013	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.24		.21		.00	[f]	1,775,527
Investor Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.0000	.0015		.0000[a]	(.0015)		1.0000	.16	[b]	.50	[c]	.50	[c]	.31	[c]	38,818
Year Ended January 31,
2017[d]	1.00	.0008		.0000[a]	(.0008)		1.0000	.08		.48		.34		.04		40,717
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.47		.08		.00	[f]	287,319
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.47		.10		.00	[f]	378,285
2014	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.47		.14		.00	[f]	408,593
2013	1.00	.000	e	-	(.000)	[e]	1.00	.00	[f]	.47		.21		.00	[f]	442,625
Administrative Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.0000	.0021		.0000[a]	(.0021)		1.0000	.21	[b]	.46	[c]	.46	[c]	.41	[c]	46
Year Ended January 31,
2017[d]	1.00	.0017		.0000[a]	(.0017)		1.0000	.17		.33		.26		.10		46
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.32		.08		.00	[f]	35,306
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.32		.10		.00	[f]	51,500
2014	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.32		.14		.00	[f]	54,612
2013	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.32		.21		.00	[f]	66,416
Participant Shares
Six Months Ended
July 31, 2017 (Unaudited)	1.0000	.0007		.0000[a]	(.0007)		1.0000	.07	B	.68	[c]	.67	[c]	.14	[c]	410
Year Ended January 31,
2017[d]	1.00	.0003		.0000[a]	(.0003)		1.0000	.03		.63		.31		.01		529
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.62		.08		.00	[f]	38,777
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.62		.10		.00	[f]	31,119
2014	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.62		.13		.00	[f]	44,184
2013	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.62		.20		.00	[f]	36,305

a Amount represents less than $.0001 per share.

b Not annualized.

c Annualized.

d Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

e Amount represents less than $.001 per share.

f Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Dividends from Net Realized Gain on Investments	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.000	[a]	(.000)	[a]	-	1.00	.01	[b]	1.19	[c]	.84	[c]	.01	[c]	6,734
Year Ended January 31,
2017	1.00	.001		(.001)		(.000)[a]	1.00	.27		.30		.22		.08		5,433
2016	1.00	.000	[a]	(.000)	[a]	-	1.00	00	[d]	.29		.08		.00	[d]	202,860
2015	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.24		.08		.00	[d]	202,238
2014	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.24		.13		.00	[d]	144,855
2013	1.00	.001		(.001)		-	1.00	.06		.24		.22		.01		198,492
Investor Shares
Six Months Ended July 31, 2017 (Unaudited)	1.00	.000	[a]	(.000)	[a]	-	1.00	.01	[b]	1.25	[c]	.79	[c]	.01	[c]	4,644
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	(.000)[a]	1.00	.22		.51		.29		.01		5,785
2016	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.49		.06		.00	[d]	233,192
2015	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.49		.08		00	[d]	232,633
2014	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.49		.13		.00	[d]	236,729
2013	1.00	.000	[a]	(.000)	[a]	-	1.00	.04		.48		.22		.00	[d]	211,609
Participant Shares						-
Six Months Ended July 31, 2017 (Unaudited)	1.00	.000	[a]	(.000)	[a]	-	1.00	.01	[b]	1.46	[c]	.85	[c]	.01	[c]	3,086
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	(.000)[a]	1.00	.22		.78		.41		.01		3,154
2016	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.64		.06		.00	[d]	12,331
2015	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.64		.08		.00	[d]	14,674
2014	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[d]	.64		.13		.00	[d]	24,157
2013	1.00	.000	[a]	(.000)	[a]	-	1.00	.04		.63		.22		.00	[d]	33,530

a  Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. Dreyfus California AMT-Free Municipal Cash Management seeks to provide income exempt from federal and California state income taxes and the federal alternative minimum tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

The Board of Trustees of Dreyfus AMT-Free New York Municipal Cash Management approved the termination of the fund’s Participant Shares, effective as of the close of business on July 31, 2017.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of July 31, 2017, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus AMT-Free New York Municipal Cash Management did not offer Participant Shares and Dreyfus California AMT-Free Municipal Cash Management did not offer Administrative Shares. In addition, as of July 31, 2017, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management offered Agency Shares, and Dreyfus Treasury & Agency Securities Cash Management offered Agency Shares and Premier Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Tax-Exempt Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees (each, a “Board”).

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At July 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2017, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2017, the funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended January 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2017.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2017. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2017, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—-Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	746,005
Dreyfus Government Securities Cash Management	63,208
Dreyfus Treasury & Agency Cash Management	1,027,360
Dreyfus AMT-Free Municipal Cash Management Plus	449
Dreyfus AMT-Free New York Municipal Cash Management	700

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2017
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax Return of Capital
Dreyfus Cash Management	-	42,621,614	-	-
Dreyfus Government Cash Management	-	91,689,894	-	-
Dreyfus Government Securities Cash Management	-	7,752,366	-	-
Dreyfus Treasury & Agency Cash Management	-	38,242,978	-	-
Dreyfus Treasury Securities Cash Management	-	56,392,162	-	-
Dreyfus AMT-Free Municipal Cash Management Plus	97,074	-	34,512	298,774
Dreyfus AMT-Free New York Municipal Cash Management	300,553	-	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	2,703,610	3,695	15,426	-
Dreyfus California AMT-Free Municipal Cash Management	91,009	34,675	-	-

NOTE 2—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For the funds listed in Table 3 below, Dreyfus had agreed, from June 15, 2017 through July 31, 2017, to waive receipt of its fee and/or assume the expenses of Dreyfus Cash Management to the extent necessary to reduce the direct expenses of all classes by 0.18%. Prior to June 15, 2017, the fund reduced the direct expenses of the Institutional shares by .10% and all other share classes of the fund by .09%.To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Dreyfus had agreed, from June 30, 2017 through Jul 31, 2017, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of Dreyfus Government Cash Management’s Institutional Shares do not exceed 0.18%, provided, however, that such expense limitation will be implemented only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 18 basis points or higher. Prior to June 30, 2017, the fund reduced the direct expenses of the Institutional shares by .15%. Prior to April 19, 2017, the fund reduced the direct expenses of the Institutional shares by .13%. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expenses), the amount of the waiver will be applied equally to each share class of the fund.  These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Dreyfus had agreed, from July 13, 2017 through Jul 31, 2017, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of Dreyfus Government Securities Cash Management’s Institutional Shares do not exceed 0.20%, provided, however, that such expense limitation will be implemented only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 20 basis points or higher. Prior to July 13, 2017, the fund reduced the direct expenses of the Institutional shares by .18%. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expenses), the amount of the waiver will be applied equally to each share class of the fund.  These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Dreyfus had agreed, from February 1, 2017 through June 21, 2017, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of Dreyfus Treasury & Agency Cash Management’s Institutional Shares do not exceed 0.20%, provided, however, that such expense limitation will be implemented only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 20 basis points or higher.  To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expenses), the amount of the waiver will be applied equally to each share class of the fund.  These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Dreyfus had agreed, from April 27, 2017 through Jul 31, 2017, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of Dreyfus Treasury Securities Cash Management’s Institutional Shares do not exceed 0.18%, provided, however, that such expense limitation will be implemented only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 18 basis points or higher. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expenses), the amount of the waiver will be applied equally to each share class of the fund.  These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Dreyfus had agreed, from February 1, 2017 through July 31, 2017, to assume 0.10% of management fee for Dreyfus AMT-Free Municipal Cash Management Plus. Table 3 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2017.

Table 3—Fee Waivers

Dreyfus Cash Management	$1,046,679
Dreyfus Government Cash Management	19,893,461
Dreyfus Government Securities Cash Management	826,582
Dreyfus Treasury & Agency Cash Management	1,561,910
Dreyfus Treasury Securities Cash Management	4,814,958
Dreyfus AMT-Free Municipal Cash Management Plus	90,285

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended July 31, 2017.

Table 4—Expense Reductions

Dreyfus Government Securities Cash Management	$2,649
Dreyfus Treasury & Agency Cash Management	40,870
Dreyfus Treasury Securities Cash Management	77,359
Dreyfus AMT-Free Municipal Cash Management Plus	13
Dreyfus AMT-Free Tax Exempt Cash Management	23
Dreyfus California AMT-Free Municipal Cash Management	39,638

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares pay the Distributor at annual rates of .25%, .10%, .40%, .06% and .31%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2017.

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Effective July 12, 2017, Dreyfus has agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. This waiver is voluntary, not contractual, and may be terminated at any time. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended July 31, 2017. Dreyfus AMT-Free Municipal Cash Management Plus Institutional Shares had no waiver during the period ended July 31, 2017.

Table 6—Shareholder Services Plan Fees

Dreyfus Cash Management	$183,527
Dreyfus Government Cash Management	302,811
Dreyfus Government Securities Cash Management	16,534
Dreyfus Treasury & Agency Cash Management	150,272
Dreyfus Treasury Securities Cash Management	181,809
Dreyfus AMT-Free Municipal Cash Management Plus	3,218
Dreyfus AMT-Free New York Municipal Cash Management	5,562
Dreyfus AMT-Free Tax Exempt Cash Management	58,454
Dreyfus California AMT-Free Municipal Cash Management	3,820

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Table 5—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Agency Shares ($)	Premier Shares ($)
Dreyfus Cash Management	162,211	58,267	39,116	2,436	-
Dreyfus Government Cash Management	1,959,691	1,142,030	203,338	19,992	-
Dreyfus Government Securities Cash Management	490,876	195,293	597,119	4,051	-
Dreyfus Treasury & Agency Cash Management	2,467,464	183,841	2,772,960	519	17,583
Dreyfus Treasury Securities Cash Management	2,451,942	1,369,337	3,445,034	8,088	-
Dreyfus AMT-Free Municipal Cash Management Plus	217,479	420	2,174	-	-
Dreyfus AMT-Free New York Municipal Cash Management	130,879	5,961	-	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	48,967	23	974	-	-
Dreyfus California AMT-Free Municipal Cash Management	9,243	-	7,224	-	-

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2017 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were partially offset by earnings credits, also summarized in Table 7.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2017 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 8.

During the period ended July 31, 2017, each fund was charged $5,595 for services performed by the Chief Compliance Officer and his staff.

Table 9 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 7—Transfer Agency Agreement Fees and Cash Management Agreement Fees
	Transfer Agency Fees ($)	Dreyfus Transfer, Inc. Cash Management Fees ($)	Dreyfus Transfer, Inc. Earnings Credits ($)
Dreyfus Cash Management	15,136	303	(303)
Dreyfus Government Cash Management	14,530	768	(768)
Dreyfus Government Securities Cash Management	3,494	76	(76)
Dreyfus Treasury & Agency Cash Management	4,201	223	(223)
Dreyfus Treasury Securities Cash Management	17,437	320	(320)
Dreyfus AMT-Free Municipal Cash Management Plus	6,615	18	(18)
Dreyfus AMT-Free New York Municipal Cash Management	7,029	42	(42)
Dreyfus AMT-Free Tax Exempt Cash Management	7,022	53	(53)
Dreyfus California AMT-Free Municipal Cash Management	6,516	9	(9)

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	87,154	(1,841)
Dreyfus Government Cash Management	1,021,145	(586,220)
Dreyfus Government Securities Cash Management	101,312	(1,707)
Dreyfus Treasury & Agency Cash Management	353,196	(7,394)
Dreyfus Treasury Securities Cash Management	440,307	(49,113)
Dreyfus AMT-Free Municipal Cash Management Plus	8,084	(171)
Dreyfus AMT-Free New York Municipal Cash Management	5,758	(692)
Dreyfus AMT-Free Tax Exempt Cash Management	28,659	(2,696)
Dreyfus California AMT-Free Municipal Cash Management	1,769	(17)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 9—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Shareholder Service Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	562,874	48,105	13,000	35,352	3,736	7,353	(506,586)
Dreyfus Government Cash Management	11,305,908	542,910	42,000	346,346	3,736	5,133	(2,724,726)
Dreyfus Government Securities Cash Management	822,045	227,056	2,000	44,385	3,736	1,690	(114,111)
Dreyfus Treasury & Agency Cash Management	4,729,737	786,980	19,000	151,943	3,736	2,402	-
Dreyfus Treasury Securities Cash Management	5,821,619	1,240,196	22,000	209,792	3,736	9,374	(890,815)
Dreyfus AMT-Free Municipal Cash Management Plus	30,935	37,572	-	4,488	3,736	1,179	(15,467)
Dreyfus AMT-Free New York Municipal Cash Management	32,366	23,450	1,000	4,235	3,736	1,343	-
Dreyfus AMT-Free Tax Exempt Cash Management	128,616	8,385	8,000	13,223	3,736	1,369	-
Dreyfus California AMT-Free Municipal Cash Management	2,662	2,287	-	2,041	3,736	1,150	(6,073)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 10 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2017.

Table 11 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2017.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 4—Plan of Liquidation:

On July 26, 2017, the Board of the Trust approved a Plan of Liquidation for Dreyfus California AMT-Free Municipal Cash Mangement, the pro rata distribution of the assets of the fund to its shareholders and the closing of fund shareholder accounts (the “Liquidation”). The Liquidation of the fund will occur on or about October 4, 2017. Accordingly, effective August 31, 2017, the fund will be closed to any investments for new accounts.

NOTE 5—Subsequent Event:

The Boards of Trustees of each of the following funds approved the changes described below, effective September 8, 2017: for Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Treasury & Agency Cash Management, the conversion of each fund’s Agency Shares to Institutional Shares; for Dreyfus Cash Management and Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management, the conversion of each fund’s Participant Shares to Investor Shares; for Dreyfus Treasury & Agency Cash Management, the conversion of the fund’s Premier Shares to Investor Shares; for Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management, the conversion of each fund’s Administrative Shares to Institutional Shares; and, following each such conversion, the termination of the Agency Shares, Participant Shares, Administrative Shares and Premier Shares as separately designated classes of shares of the fund, as applicable.

Table 10—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	97,145,000	71,240,000
Dreyfus AMT-Free New York Municipal Cash Management	78,065,000	118,835,000
Dreyfus AMT-Free Tax Exempt Cash Management	333,770,000	308,360,000
Dreyfus California AMT-Free Municipal Cash Management	2,100,000	2,915,000

Table 11—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	558,109	11,172	546,937
Dreyfus AMT-Free Tax-Exempt Cash Management	-	5,322	(5,322)

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees (the “Board”) held on May 2, 2017, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons for each fund and considered the following:

For Dreyfus Cash Management, the fund’s total return performance was below the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus Government Cash Management, the fund’s total return performance was slightly below the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus Government Securities Cash Management, the fund’s total return performance was slightly below the Performance Group median for all periods and at or above the Performance Universe median for all periods;

For Dreyfus Treasury & Agency Cash Management, the fund’s total return performance was at or slightly below the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus Treasury Securities Cash Management, the fund’s total return performance was at or slightly below the Performance Group median for all periods and above or slightly below the Performance Universe median for all periods;

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s total return performance was at or above the Performance Group median for all periods and at, above or slightly (within three basis points) below the Performance Universe median for all periods;

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking in the first quartile of the Performance Group and Performance Universe in all periods);

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s total return performance was at the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus California AMT-Free Cash Management, the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

For each fund, the Board also reviewed the range of actual and contractual management fees and total expenses of the fund’s

Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Cash Management, the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group median and below the Expense Universe median;

For Dreyfus Government Cash Management, the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group median and below the Expense Universe median;

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was at the Expense Group median and below the Expense Universe median;

For Dreyfus Treasury & Agency Cash Management, the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was slightly above the Expense Group and Expense Universe medians;

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group median and slightly above the Expense Universe median;

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians;

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expense ratio was above the Expense Group and Expense Universe medians;

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians;

For Dreyfus California AMT-Free Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

For certain funds, the Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of each fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement for certain funds and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited) (continued)

could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the relevant Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the relevant Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of each fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus Cash Management Funds

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management	DICXX	DVCXX	DSCXX	DPCXX	DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGMXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX	DRPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DYAXX	DYPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DSAXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX	DAYXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX		DFPXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation CMGTSA0717

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)